                                                       1933 Act File No. 2-91090
                                                      1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.  65 .......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  59 ......................................        X

                             FEDERATED EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
    on _____________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on _________________ pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                 Copy to:

                           Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                              Washington, DC 20037

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

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December 31, 2003

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking to provide capital appreciation by investing principally in common stocks.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 13

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem and Exchange Shares 21

Account and Share Information 25

Who Manages the Fund? 27

Legal Proceedings 29

Financial Information 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
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  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
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  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments, which affect those sectors emphasized by the Fund.
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  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
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  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to April 23, 2001, is historical information of The Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received Class K Shares of the Fund as a result of the reorganization.

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The Fund's Class A Shares, B Shares and C Shares commenced operation on April 23. 2003. For the period prior to the commencement of operations of Class A, Class B and Class C Shares, the performance information shown in the bar chart below is for the Fund's Class K Shares, adjusted to reflect the expenses of Class A Shares. The performance information will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 35.07%.

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Within the periods shown in the bar chart, the Fund's Class A Shares highest quarterly return was 35.47% (quarter ended December 31, 1999). Its lowest quarterly return was (18.76)% (quarter ended September 30, 1998).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid-Cap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI), which are broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Class A Shares:[1]
Return Before Taxes	(25.73)%	2.23%	10.21%
Return After Taxes on Distributions[2]	(25.73)%	(0.94)%	8.20%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(15.80)%	1.60%	8.51%
Class B Shares:[1]	(26.00)%	2.75%	10.39%
Class C Shares:[1]	(22.47)%	2.94%	10.31%
RMGI	(27.41)%	(1.82)%	6.71%
LMCGI	(28.47)%	(1.49)%	6.41%

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1 The Fund's Class A, Class B and Class C Shares total returns for such periods are those of the Kaufmann Fund's Class K Shares, but adjusted to reflect the sales charge or contingent sales charge (CDSC) and expenses applicable to that Class.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED KAUFMANN FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.425%	1.425%	1.425%
Distribution (12b-1) Fee	0.250%[3]	0.750%	0.750%[3]
Shareholder Services Fee	0.250%	0.250%[4]	0.250%
Other Expenses	0.263%	0.263%	0.263%
Total Annual Fund Operating Expenses	2.188%	2.688%[5]	2.688%

1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers and Reimbursement of Fund Expenses	0.238%	0.188%	0.188%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	1.950%	2.500%	2.500%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.275% for the fiscal year ended October 31, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A and C Shares (after the voluntary waiver) was 0.162% and 0.712%, respectively, for the fiscal year ended October 31, 2003.

4 The shareholder services provider reimbursed a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary reimbursement at any time. The shareholder services fee paid by the Fund's Class B Shares (after the voluntary reimbursement) was 0.212% for the fiscal year ended October 31, 2003.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower expenses than Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$760	$1,197	$1,659	$2,933

Expenses assuming no redemption	$760	$1,197	$1,659	$2,933

Class B Shares:
Expenses assuming redemption	$822	$1,235	$1,624	$2,900

Expenses assuming no redemption	$272	$ 835	$1,424	$2,900

Class C Shares:
Expenses assuming redemption	$469	$ 926	$1,510	$3,090

Expenses assuming no redemption	$369	$ 926	$1,510	$3,090

What are the Fund's Investment Strategies?

In seeking to meet its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities. When deciding which securities to buy the Fund considers:

  the growth prospects of existing products and new product development;
  the economic outlook of the industry;
  the price of the security and its estimated fundamental value; and
  relevant market, economic and political environments.

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The Fund's Adviser and Sub-Adviser (collectively, "Adviser") use a bottom-up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which the Fund invests.

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The Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:

  are profitable and leaders in the industry;
  have distinct products and services which address substantial markets;
  can grow annual earnings by at least 20% for the next three to five years; and
  have superior proven management and solid balance sheets.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ILLIQUID SECURITIES

Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Special Transactions

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash, U.S. Treasury obligations or other liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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What are the Specific Risks of Investing in the Fund?

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STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

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The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities that are not traded, such as certain illiquid securities, may be valued at fair value as determined by the Fund's Board of Trustees (Board). These values are based upon regular evaluation of all available information. They are changed only when new information is determined to have a material affect on the security's value.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

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1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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Class C Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
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  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
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  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
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  through wrap accounts or other investment programs where you pay the investment professional directly for services;
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  through investment professionals that receive no portion of the sales charge;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV; or
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  as a Federated Life Member (Class A Shares only) and their immediate family members; or
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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.
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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
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  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
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  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

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The Adviser has delegated daily management of the Fund to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Correspondence regarding the Sub-Adviser should be sent in care of the same address.

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The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Lawrence Auriana

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Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

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Hans P. Utsch

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Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Jonathan Art

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Jonathan Art was named a portfolio manager of the Fund in October 2003. Mr. Art was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Art earned a B.E.S. in mathematical sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

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Mark Bauknight

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Mark Bauknight was named a portfolio manager of the fund in October 2003. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Bauknight earned a B.A. in economics and a B.A. in political science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.425% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

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The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

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On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.54	$4.23	$4.33
Income From Investment Operations:
Net operating loss	(0.06)[2]	(0.05)[2,3]	(0.02)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.42	(0.28)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.36	(0.33)	(0.10)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.90	$3.54	$4.23

Total Return[4]	38.42%	(8.90)%	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%	1.95%	1.95%[5]

Net operating loss	(1.45)%	(1.25)%[3]	(0.93)%[5]

Expense waiver/reimbursement[6]	0.24%	0.18%	0.17%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,191,117	$435,500	$85,169

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.32	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.84	$3.52	$4.22

Total Return[4]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%	2.47%	2.47%[5]

Net operating loss	(2.01)%	(1.77)%[3]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.19%	0.16%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$782,171	$427,175	$68,902

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

			Period Ended
Year Ended October 31	2003	2002	10/31/2001 [1]
Net Asset Value, Beginning of Period	$3.52	$4.22	$4.33
Income From Investment Operations:
Net operating loss	(0.08)[2]	(0.07)[2,3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.40	(0.27)[3]	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	1.32	(0.34)	(0.11)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)	--

Net Asset Value, End of Period	$4.84	$3.52	$4.22

Total Return[4]	37.50%	(9.20)%	(2.54)%

Ratios to Average Net Assets:

Expenses	2.50%	2.47%	2.47%[5]

Net operating loss	(2.00)%	(1.77)%[2]	(1.45)%[5]

Expense waiver/reimbursement[6]	0.19%	0.16%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$337,765	$127,714	$16,234

Portfolio turnover	72%	65%	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314172677
Cusip 314172669
Cusip 314172651

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26103 (12/03)

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Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

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December 31, 2003

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CLASS K SHARES

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A mutual fund seeking to provide capital appreciation by investing principally in common stocks.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 12

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem and Exchange Shares 16

Account and Share Information 19

Who Manages the Fund? 20

Legal Proceedings 22

Financial Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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To achieve its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
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  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
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  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to April 23, 2001, is historical information of the Kaufmann Fund. The Kaufmann Fund was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders received Class K Shares of the Fund as a result of the reorganization.

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class K Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class K Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 35.07%.

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Within the periods shown in the bar chart, the Fund's Class K Shares highest quarterly return was 20.67% (quarter ended March 31, 2000). Its lowest quarterly return was (14.04)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class K Shares are reduced to reflect applicable sales charges. Returns Before Taxes is shown. In addition, Return After Taxes is shown for Class K Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid-Cap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI), which are broad-based market indexes. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years		10 Years
Class K Shares:
Return Before Taxes	(21.57)%	 3.54%		11.06%
Return After Taxes on Distributions[1]	(21.57)%	 0.33%		 9.04%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(13.24)%	 2.68%	 	 9.29%
RMGI	(27.41)%	(1.82)%		 6.71%
LMCGI	(28.47)%	(1.49)%		 6.41%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED KAUFMANN FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Class K Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	0.20%

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.425%
Distribution (12b-1) Fee[3]	0.500%
Shareholder Services Fee	0.250%
Other Expenses	0.297%
Total Annual Fund Operating Expenses	2.472%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.522%
Total Actual Annual Fund Operating Expenses (after waivers)	1.950%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.275% for the fiscal year ended October 31, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class K Shares (after the voluntary waiver) was 0.128% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class K Shares	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$270	$790	$1,337	$2,828

Expenses assuming no redemption	$250	$770	$1,317	$2,808

What are the Fund's Investment Strategies?

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In seeking to meet its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities. When deciding which securities to buy the Fund considers:

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  the growth prospects of existing products and new product development;
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  the economic outlook of the industry;
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  the price of the security and its estimated fundamental value; and
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  relevant market, economic and political environments.
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The Fund's Adviser and Sub-Adviser (collectively, "Adviser") use a bottom-up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies the Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which the Fund invests.

The Fund assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:

  are profitable and leaders in the industry;
  have distinct products and services which address substantial markets;
  can grow annual earnings by at least 20% for the next three to five years; and
  have superior proven management and solid balance sheets.

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Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

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The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ILLIQUID SECURITIES

Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Special Transactions

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash, U.S. Treasury obligations or other liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

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What are the Specific Risks of Investing in the Fund?

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STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

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The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge on Class K Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities that are not traded, such as certain illiquid securities, may be valued at fair value as determined by the Fund's Board of Trustees (Board). These values are based upon regular evaluation of all available information. They are changed only when new information is determined to have a material affect on the security's value.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge	Contingent Deferred Sales Charge	Redemption/ Exchange Fee
Class K	$1,500/$100	None	None	0.20%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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FEE WHEN YOU REDEEM OR EXCHANGE

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Your redemption or exchange proceeds may be reduced by a redemption/ exchange fee. Class K Shares are subject to a 0.20% redemption fee if your Kaufmann Fund (the Fund's predecessor) Shares were purchased after February 1, 1985 or if you have purchased additional Class K Shares. The redemption/ exchange fee is waived for Shares purchased through employer-sponsored retirement plans, as discussed further in the Fund's Statement of Additional Information.

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How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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Class K Shares of the Fund are only offered for sale to and may be purchased by former shareholders of the Kaufmann Fund and their immediate family members through the financial intermediary relationships that existed for the Kaufmann Fund and through financial intermediaries investing on behalf of retirement plans where plan level omnibus accounts are held on the books of the Fund. The Kaufmann Fund is the Fund's predecessor.

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When the Fund's Distributor, Federated Securities Corp., receives marketing fees, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

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You may purchase Shares directly from the Fund, through certain financial intermediaries or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Kaufmann Fund
P.O. Box 8331
Boston, MA 02266-8331

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Kaufmann Fund
66 Brooks Drive

Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check".

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-245-4770.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Kaufmann Fund
P.O. Box 8331
Boston, MA 02266-8331

Send requests by private courier or overnight delivery service to:

Federated Kaufmann Fund
66 Brooks Drive

Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class (Class A Shares), account number and account registration into which you are exchanging.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

Call the Fund or your financial intermediary if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds (subject to the redemption fee) will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of Class K Shares into Class A Shares of another Federated fund ( subject to the redemption/exchange fee). To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

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The Adviser has delegated daily management of the Fund to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Correspondence regarding the Sub-Adviser should be sent in care of the same address.

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The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Lawrence Auriana

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Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

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Hans P. Utsch

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Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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Jonathan Art

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Jonathan Art was named a portfolio manager of the Fund in October 2003. Mr. Art was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Art earned a B.E.S. in mathematical sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

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Mark Bauknight

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Mark Bauknight was named a portfolio manager of the fund in October 2003. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Bauknight earned a B.A. in economics and a B.A. in political science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.425% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

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The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

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On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,
	2003	2002
Net Asset Value, Beginning of Period	$3.54	$4.23
Income From Investment Operations:
Net operating loss	(0.06)[3]	(0.05)[3,4]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.42	(0.28)[4]

TOTAL FROM INVESTMENT OPERATIONS	1.36	(0.33)

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(0.36)

Net Asset Value, End of Period	$4.90	$3.54

Total Return[5]	38.42%	(8.92)%

Ratios to Average Net Assets:

Expenses	1.95%	1.95%

Net operating loss	(1.46)%	(1.25)%[4]

Expense waiver/reimbursement[7]	0.52%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,494,765	$2,603,263

Portfolio turnover	72%	65%

Redemption fees consisted of the following per share amounts[8]	$0.00 [9]	$0.00 [9]

1 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

8 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Periods prior to October 31, 2001 have not been restated to reflect this change.

9 Represents less than $0.01.

Further information about the Fund's performance is contained in the Fund's Annual Report dated October 31, 2003, which can be obtained free of charge.

Period Ended	Year Ended December 31,
10/31/2001 [1,2]	2000	1999	1998
$4.43	$5.95	$5.68	$6.37

(0.03)[3]	(0.05)	(0.06)	(0.04)
(0.17)	0.76	1.32	0.02

(0.20)	0.71	1.26	(0.02)

--	(2.23)	(0.99)	(0.67)

$4.23	$4.43	$5.95	$5.68

(4.51)%	10.86%	26.01%	0.72%

1.95%[6]	1.89%	1.95%	1.96%

(0.48)%[6]	(0.80)%	(1.19)%	(0.66)%

0.30%[6]	0.12%	0.15%	0.11%

$3,018,540	$3,367,994	$3,475,875	$4,621,018

74%	78%	78%	59%

$0.00 [9]	--	--	--

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A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 314172644

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26104 (12/03)

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FEDERATED KAUFMANN FUND

A Portfolio of Federated Equity Funds

STATEMENT OF ADDITIONAL INFORMATION
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DECEMBER  31, 2003

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CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS K SHARES
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This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in  conjunction  with the  prospectuses  for Class A,  Class B, Class C, and
Class K Shares of the Federated  Kaufmann Fund (Fund),  dated December 31, 2003.
This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

CONTENTS
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What Do Shares Cost?
                        How is the Fund Sold?
                        Exchanging Securities for Shares
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund?
                        How Does the Fund Measure  Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Addresses
26105 (12/03)

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end,  management  investment  company that was established  under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate  series of shares  representing  interests  in separate  portfolios  of securities.

The Fund is the successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on or about April 20, 2001. Prior to that date, the Fund had no investment operations.  Accordingly, the performance information and financial  information  provided in the  prospectus and this SAI for periods prior to April 20, 2001, is historical  information  of the Kaufmann  Fund.  The
Kaufmann Fund was managed by Edgemont Asset Management Corp.  (Edgemont) and had
the same investment  objectives and strategies as the Fund and substantially the same investment policies as the Fund. Kaufmann Fund shareholders  received Class
K Shares of the Fund as a result of the reorganization.

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The Board of Trustees (the Board) has established  four classes of shares of the
Fund, known as Class A, Class B, Class C and Class K (Shares).  This SAI relates to all classes of Shares.  The Fund's  investment  adviser is  Federated  Equity
Management  Company of  Pennsylvania  and the Fund's  sub-adviser  is  Federated
Global Investment Management Corp. (collectively, the Adviser). Prior to January
1, 2004, Federated  Investment  Management Company was investment adviser to the
Fund.  Both  the  current  Adviser  and the  former  Adviser  are  wholly  owned subsidaries of Federated Investors, Inc. (Federated).

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SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the issuer  pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common  stocks are the most  prevalent  type of equity  security.  Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified  dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends  and  distributions  paid on common  stock.  Preferred stocks may also  permit the issuer to redeem the stock.  The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited  partnerships,  limited liability  companies,  business trusts and companies  organized  outside the United States may issue  securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs  are real  estate  investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Up to 5% of the Fund's  assets may be invested in  warrants.  Warrants  give the
Fund the option to buy the issuer's equity  securities at a specified price (the exercise price) at a specified  future date (the expiration  date). The Fund may buy the designated securities by paying the exercise price before the expiration date.  Warrants  may  become  worthless  if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of  warrants  as compared  to the  underlying  security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Convertible Securities

Convertible  securities are fixed income securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Fund  treats  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit  risks.  The  Fund may  receive  Treasury  securities  as  collateral  on portfolio securities loans and may invest in Treasury securities on a short-term basis.  The Fund  also  may  invest  in the  following  types  of  fixed  income securities.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

The  Fund  treats  mortgage  backed  securities  guaranteed  by GSEs  as  agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce  the  interest  rate  and  prepayment  risks  of  these  mortgage  backed securities.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Foreign Securities

Foreign  securities  are  securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

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o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

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Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary  receipts  represent  interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs) are not traded in the United States.  ADRs provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to  convert  U.S.  dollars  into the  currency  needed to buy a foreign security,  or to convert  foreign  currency  received from the sale of a foreign security into U.S.  dollars,  the Fund may enter into spot currency trades. In a spot trade,  the Fund agrees to exchange one currency for another at the current exchange  rate.  The Fund may also enter into  derivative  contracts  in which a foreign  currency  is an  underlying  asset.  The  exchange  rate  for  currency derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.


Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate,  stock market,  currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts.


Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

o    Buy  call  options  on  indices,  individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation  of an  increase  in the  value  of the  underlying  asset  or instrument; and

o    Write  call  options  on  indices,  portfolio  securities,  index  futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from  premiums,  and in  anticipation  of a decrease or only limited increase in the value of the  underlying  asset.  If a call  written by the
     Fund is exercised,  the Fund foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.

Put Options

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

o    Buy  put  options  on  indices,   individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation of a decrease in the value of the underlying asset; and

o    Write  put  options  on  indices,  portfolio  securities,   index  futures,
     currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums,  and in  anticipation  of an increase or only limited decrease in the value of the underlying  asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options,  as needed, to close out existing option positions.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated  principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same principal  amount,  for a specific period.
For  example,  a $10  million  LIBOR  swap  would  require  one party to pay the equivalent of the London Interbank Offer Rate of interest (which  fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps

Total  rate of return  swaps  are  contracts  in which one party  agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps

Credit default swaps are agreements  between two parties  whereby one party (the
"protection  buyer")  agrees  to make  regular  payments  over  the  term of the
agreement  to  another  party  (the  "protection  seller"),   provided  that  no
designated  event of default on an underlying  obligation  has  occurred.  If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference  obligation.  The fund may be either the  protection  buyer or the protection  seller in a credit  default swap. If the fund is a protection  buyer and no event of default occurs,  the fund will lose its entire investment in the swap  agreement  (i.e.,  An amount equal to the payments made to the  protection seller).  However, if an event of default occurs, the fund (as protection buyer)
will deliver the  underlying  obligation and receive a payment equal to the full notional value of the  underlying  asset,  even though the underlying  asset may have  little or no value.  If the fund is the  protection  seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement.  However,  if an event of default occurs, the fund (as protection seller) will pay the  protection  buyer the full notional value of the reference obligation and receive the underlying  obligation.  Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.

Currency Swaps

Currency  swaps are contracts  which provide for interest  payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Caps And Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (Cap) or below  (Floor) a certain level in return for a fee from the other party.

Hybrid Instruments

Hybrid  instruments  combine  elements  of  derivative  contracts  with those of another security  (typically a fixed income  security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also  include  convertible  securities  with  conversion  terms  related  to  an underlying asset or benchmark.

The risks of investing in hybrid instruments  reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid  instrument may entail significant  risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater  interest rate risks than traditional  instruments.  Moreover, depending on the structure of the particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.


SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a  counterparty  default.  These  transactions  create  leverage risks.

Securities Lending

The Fund may lend portfolio  securities to borrowers  that the Fund's  custodian deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks. These transactions may create leverage risks.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures  approved by the Fund''s Board,  and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the  exemption,  which  are  designed  to assure  fairness  and  protect  all participating funds.

For example,  inter-fund  lending is  permitted  only:  (a) to meet  shareholder redemption requests;,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days or  less.  The  Fund''s participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities  are  securities  for which there is no readily  available  market or securities  with legal or contractual  restrictions.  These may include  private placements,  repurchase  agreements  maturing  in  more  than  seven  days,  and securities  eligible  for resale under Rule 144A of the  Securities  Act of 1933
("1933 Act").  Rule 144A allows  certain  qualified  institutional  investors to trade privately placed securities  despite the fact that such securities are not registered  under the 1933 Act. In deciding whether to purchase such securities, the Fund, acting pursuant to guidelines approved by the Board, will consider the frequency  of such  trades  and  quotes,  the number of  dealers  and  potential purchasers,  dealer  undertakings to make a market, the nature of the securities and the marketplace trades.

Borrowing for Leverage

The Fund may borrow from banks for  temporary  or emergency  purposes,  clearing transactions or for other investment purposes.  Borrowing to purchase securities is a speculative practice known as leveraging, which increases stock market risk by  magnifying  the  effect of any  change  in the  market  value of the  Fund's portfolio.  Interest paid on any borrowed  funds may have the effect of lowering the Fund's return. In addition, the Fund may have to sell the securities when it would normally keep them in order to make interest payments.

Short Sales

The Fund may make  short  sales of  securities  listed  on one or more  national exchanges or on the NASDAQ stock  market.  A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price.  Once the Fund sells the security  short, it has an obligation to replace the  borrowed  security.  If it can buy the security  back at a lower  price,  a profit results.  In no event will the Fund engage in short sales transactions if it would cause the market  value of all of the Fund's  securities  sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be  shorted  by the Fund is  limited to the lesser of 2% of the value of the
Fund's net assets or 2% of the  securities of any class of the issuer.  The Fund may also "sell short against the box," i.e., the Fund owns securities  identical to those sold  short.  Short  sales  against  the box are not subject to the 25%
limitation.  A capital gain is recognized immediately upon entering into a short sale against the box with respect to an  appreciated  security.  Short sales are speculative in nature, and may reduce returns or increase volatility.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks


o    The value of equity  securities in the Fund's portfolio will rise and fall.
     These  fluctuations  could be a sustained trend or a drastic movement.  The
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

o    The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which could have a negative  effect on the
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    Over-the-counter   (OTC)  derivative   contracts  generally  carry  greater
     liquidity risk than exchange-traded contracts.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States.  Foreign  companies may also receive less coverage than U.S.
     companies by market analysts and the financial press. In addition,  foreign countries may lack uniform  accounting,  auditing and  financial  reporting standards or regulatory requirements comparable to those applicable to U.S.
     companies.  These  factors  may  prevent  the  Fund  and its  Adviser  from obtaining  information  concerning  foreign  companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Fund's investments.

Currency Risks

o    Exchange  rates for  currencies  fluctuate  daily.  Foreign  securities are normally  denominated and traded in foreign  currencies.  As a result,  the value of the Fund's foreign  investments and the value of the shares may be affected  favorably or  unfavorably  by changes in currency  exchange rates relative to the U.S. dollar.

o    The Adviser attempts to limit currency risk by limiting the amount the Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk  that  exceeds  the  amount  invested.  Changes  in  value  of such an investment magnify the Fund's risk of loss and potential for gain.

Credit Risks

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Risks of Investing in Derivatives Contracts and Hybrid Instruments

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts  and  hybrid  instruments  in which  the Fund invests may not be correlated  with changes in the value of the  underlying asset or if they are  correlated,  may move in the opposite  direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable  price  movements in portfolio holdings.  Third, there is a risk that derivatives  contracts and hybrid  instruments may be mispriced or improperly valued and, as a result, the Fund may need to make  increased  cash  payments  to the  counterparty.
     Finally,  derivative contracts and hybrid instruments may cause the Fund to realize  increased  ordinary income or short-term  capital gains (which are treated as  ordinary  income for  Federal  income tax  purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative contracts and hybrid  instruments may also involve other risks described in this  prospectus,  such as interest  rate,  credit,  liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE

The  Fund's  investment  objective  is  to  provide  capital  appreciation.  The investment  objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
For purposes of this  restriction,  the term  concentration  has the meaning set forth in the  Investment  Company Act of 1940, as amended (1940 Act) any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase  securities of companies that deal in commodities.  For purposes of this  restriction,  investments in transactions  involving futures contracts and options,  forward  currency  contracts,  swap  transactions  and other financial contracts  that  settle by payment of cash are not deemed to be  investments  in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the  maximum  extent  permitted  under  the  1940  Act,  any  rule  or  order thereunder, or any SEC staff interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment  companies  incur certain  expenses,  such as management  fees,  and, therefore,  any investment by the Fund in shares of other  investment  companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other  investment  companies may include shares of money market funds, including funds affiliated with the Fund's Adviser.

The Fund may invest in the  securities  of  affiliated  money market funds as an efficient means of managing the Fund's uninvested cash.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing money, if a percentage limitation is adhered to at the time of  investment,  a later  increase or decrease in percentage  resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:


o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.


Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing  service,  securities may be valued based on quotes from broker- dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value
(NAV),  the Fund values  foreign  securities at the latest  closing price on the exchange on which they are traded  immediately prior to the closing of the NYSE.
Certain  foreign  currency  exchange  rates may also be determined at the latest rate prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign currencies are  translated  into U.S.  dollars at current  rates.  Occasionally, events that affect these values and exchange  rates may occur  between the times at which  they are  determined  and the  closing  of the  NYSE.  If such  events materially  affect the value of portfolio  securities,  these  securities may be valued at their fair  value as  determined  in good  faith by the Fund's  Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund''s  NAV per Share  fluctuates  and is based on the market  value of all securities  and other  assets of the Fund.  The NAV for each class of Shares may differ due to the  variance in daily net income  realized  by each  class.  Such variance  will reflect only  accrued net income to which the  shareholders  of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE (CLASS A SHARES)

You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can combine concurrent purchases of the same share class of  two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Reorganizations (Class A Shares)

Class  A  Shares  may be  purchased  without  an  initial  sales  charge  by any shareholder  that  originally  became a shareholder  of the Fund pursuant to the terms of an agreement and plan of reorganization  which permits  shareholders to acquire Shares at NAV.

Purchases Through Omnibus Accounts (Class C Shares Only)

Class C Shares may be purchased  without an initial sales charge by any investor
who  buys  Class  C  Shares   through  an  omnibus   account  with  a  financial
intermediary,  such as a broker or a bank,  that does not  accept or charge  the initial sales charge.


Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:


o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASSES B AND C)

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:


o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.

To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then  calculated  using the share  price at the time of  purchase or redemption, whichever is lower.


SPECIAL REDEMPTION AND EXCHANGE INFORMATION (CLASS K SHARES)

Class K Shares are  redeemable at a price equal to 99.8% of the then current NAV per share. This 0.2% reduction,  referred to in the prospectus and this SAI as a redemption/exchange  fee,  directly  affects  the  amount a  shareholder  who is subject to the reduction receives upon exchange or redemption. It is intended to encourage  long-term  investment  in the Fund, to offset  transaction  and other expenses caused by redemptions,  and to facilitate portfolio management. The fee will be applied to offset  expenses  incurred or amounts  expended in connection with a redemption  or exchange of Class K Shares,  with any balance paid over to the Fund; the fee is not a deferred sales charge,  nor is it paid to the Adviser or its  affiliates.  The Fund  reserves  the  right to  modify  the  terms of or terminate this fee at any time.

The  redemption/exchange  fee  will  be  waived  for  shares  purchased  through employer-sponsored  retirement plans, such as 401(k) plans.  However,  if shares are  purchased  for a  retirement  plan  account  through  a  broker,  financial institution,  or other  intermediary  maintaining  an  omnibus  account  for the shares, the waiver may not apply.  (Before purchasing shares,  please check with your account  representative  concerning the availability of the fee waiver.) In addition,  this waiver does not apply to individual retirement accounts, such as
Traditional, Roth and SEP-IRAs.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best--efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

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The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

                                              Dealer Reallowance as a
Class A Shares                                percentage of Public
Purchase Amount                               Offering Price
Less than $50,000                             5.00%
$50,000 but less than $100,000                4.00%
$100,000 but less than $250,000               3.25%
$250,000 but less than $500,000               2.25%
$500,000 but less than $1 million             1.80%
$1 million or greater                         0.00%

-----------------------------------------------------------------------------

                                             Dealer Reallowance
                                             as a Percentage of
Class C Shares                               Public Offering Price

All Purchase Amounts                         1.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                       Advance Commission
                                       as a Percentage of
Purchase Amount                        Public Offering Price
First $1 million - $5 million          0.75%
Next $5 million - $20 million          0.50%
Over $20 million                       0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering Price

All Purchase Amounts                             Up to 5.50%
Class C Shares
                                                  Advance Commission
                                                  as a Percentage of
                                                  Public Offering
                                                  Price
All Purchase Amounts                              1.00%

RULE 12B-1 PLAN

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.


Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets  ("Service
Fees") to investment  professionals or to Federated Shareholder Services Company
("FSSC"), a subsidiary of Federated,  for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.

In addition to these supplemental payments, an investment  professional may also receive payments under the Rule 12b-1 Plan and/or Service Fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust.. Therefore,  financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of outstanding  Class A Shares:  Edward Jones
& Co., Maryland Heights, MO, owned approximately 35,435,680 Shares (13.94%).

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both,  5% or more of  outstanding  Class B  Shares:  Citigroup
Global  Markets  Inc.,  New York,  NY,  owned  approximately  12,521,351  Shares
(7.53%).

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of  outstanding  Class C Shares:  MLPF&S,
Jacksonville,  FL., owed approximately  17,005,193 Shares (22.76%) and Citigroup
Global  Markets  Inc.,  New York,  NY,  owned  approximately  11,670,526  Shares
(15.62%).

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of outstanding Class K Shares: Charles Schwab
& Co Inc., San Francisco, CA, owned approximately 91,397,154 Shares (12.81%)
and National Financial  Services,  New York, NY owned  approximately  54,147,137
Shares (7.59%).


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax. The Fund will be treated as a single,  separate entity for federal  income tax purposes so that income  earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally  consists solely of the income generated by the securities in the  portfolio,  whereas tax- basis income  includes,  in addition,  gains or losses attributable to currency fluctuation.  Due to differences in the book and tax treatment of fixed-income  securities denominated in foreign currencies,  it is difficult to project currency effects on an interim basis.  Therefore, to the
extent  that  currency   fluctuations  cannot  be  anticipated,   a  portion  of
distributions to shareholders  could later be designated as a return of capital, rather than income, for income tax purposes,  which may be of particular concern to simple trusts.


If the Fund  invests  in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented  by stock or  securities  of  foreign  corporations,  the Fund  will qualify for  certain  Code  provisions  that allow its  shareholders  to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust comprises seven portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes: Banknorth Funds -four portfolios; Golden
Oak(R) Family of Funds - seven portfolios and WesMark Funds-five portfolios.

As of  December  1,  2003,  the  Fund's  Board  and  Officers  as a group  owned approximately  less than 1% of the Fund's outstanding Class A, Class B, Class C, and Class K Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                       Principal Occupation(s) for Past        Aggregate                Total Compensation
Birth Date                 Five Years, Other Directorships Held    Compensation             From Trust and
Address                    and Previous Position(s)                from Fund                Federated Fund Complex
Positions Held with                                                (past fiscal year)       past calendar year)
Trust
Date Service Began
                           Principal Occupations: Chairman and              $0                       $0
John F. Donahue*           Director or Trustee of the Federated
Birth Date: July 28,       Fund Complex; Chairman and Director,
1924                       Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: April 1984
                           Previous Positions: Trustee,
                           Federated Investment Management
                           Company and Chairman and Director,
                           Federated Investment Counseling.

                           Principal Occupations: Principal                 $0                       $0
J. Christopher Donahue*    Executive Officer and President of
Birth Date: April 11,      the Federated Fund Complex; Director
1949                       or Trustee of some of the Funds in
PRESIDENT AND TRUSTEE      the Federated Fund Complex;
Began serving: January     President, Chief Executive Officer
2000                       and Director, Federated Investors,
                           Inc.; Chairman and Trustee,
                           Federated Investment Management
                           Company; Trustee, Federated
                           Investment Counseling; Chairman and
                           Director, Federated Global
                           Investment Management Corp.;
                           Chairman, Passport Research, Ltd.;
                           Trustee, Federated Shareholder
                           Services Company; Director,
                           Federated Services Company.

                           Previous Positions: President,
                           Federated Investment Counseling;
                           President and Chief Executive
                           Officer, Federated Investment
                           Management Company, Federated Global
                           Investment Management Corp. and
                           Passport Research, Ltd.

                           Principal Occupations: Director or           $ 2,368.67
Lawrence D. Ellis, M.D.*   Trustee of the Federated Fund                                          $148,500
Birth Date: October 11,    Complex; Professor of Medicine,
1932                       University of Pittsburgh; Medical
3471 Fifth Avenue          Director, University of Pittsburgh
Suite 1111                 Medical Center Downtown;
Pittsburgh, PA             Hematologist, Oncologist and
TRUSTEE                    Internist, University of Pittsburgh
Began serving: August      Medical Center.
1987
                           Other Directorships Held: Member,
                           National Board of Trustees, Leukemia
                           Society of America.

                           Previous Positions: Trustee,
                           University of Pittsburgh; Director,
                           University of Pittsburgh Medical
                           Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  and its  subsidiaries.  Lawrence  D.  Ellis,  M.D. is
"interested"  because  his  son-in-law  is  employed  by  the  Fund's  principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                       Principal Occupation(s) for Past        Aggregate                Total Compensation
Birth Date                 Five Years, Other Directorships Held    Compensation             From Trust and
Address                    and Previous Position(s)                from Fund                Federated Fund Complex
Positions Held with                                                (past fiscal year)       past calendar year)
Trust
Date Service Began

                           Principal Occupation: Director or            $ 2,605.56                $163,350
Thomas G. Bigley           Trustee of the Federated Fund
Birth Date: February 3,    Complex.
1934
15 Old Timber Trail        Other Directorships Held: Director,
Pittsburgh, PA             Member of Executive Committee,
TRUSTEE                    Children's Hospital of Pittsburgh;
Began serving: October     Director, University of Pittsburgh.
1995
                           Previous Position: Senior Partner,
                           Ernst & Young LLP.

                           Principal Occupations: Director or           $ 2,605.56                $163,350
John T. Conroy, Jr.        Trustee of the Federated Fund
Birth Date: June 23,       Complex; Chairman of the Board,
1937                       Investment Properties Corporation;
Grubb &                Partner or Trustee in private real
Ellis/Investment           estate ventures in Southwest
Properties Corporation     Florida.
3838 North Tamiami Trail
Suite 402                  Previous Positions: President,
Naples, FL                 Investment Properties Corporation;
TRUSTEE                    Senior Vice President, John R. Wood
Began serving: November    and Associates, Inc., Realtors;
1991                       President, Naples Property
                           Management, Inc. and Northgate
                           Village Development Corporation.

                           Principal Occupation: Director or            $ 2,605.56                $163,350
Nicholas P. Constantakis   Trustee of the Federated Fund Complex
Birth Date: September 3,
1939                       Other Directorships Held: Director
175 Woodshire Drive        and Member of the Audit Committee,
Pittsburgh, PA             Michael Baker Corporation
TRUSTEE                    (engineering and energy services
Began serving: February    worldwide).
1998
                           Previous Position: Partner, Anderson
                           Worldwide SC.

                           Principal Occupation: Director or             $2,368.67                $148,500
John F. Cunningham         Trustee of the Federated Fund
Birth Date: March 5,       Complex.
1943
353 El Brillo Way          Other Directorships Held: Chairman,
Palm Beach, FL             President and Chief Executive
TRUSTEE                    Officer, Cunningham & Co., Inc.
Began serving: January     (strategic business consulting);
1999                       Trustee Associate, Boston College.

                           Previous Positions: Director,
                           Redgate Communications and EMC
                           Corporation (computer storage
                           systems); Chairman of the Board and
                           Chief Executive Officer, Computer
                           Consoles, Inc.; President and Chief
                           Operating Officer, Wang
                           Laboratories; Director, First
                           National Bank of Boston; Director,
                           Apollo Computer, Inc.

                           Principal Occupation: Director or            $ 2,368.67                $148,500
Peter E. Madden            Trustee of the Federated Fund
Birth Date: March 16,      Complex; Management Consultant.
1942
One Royal Palm Way         Other Directorships Held: Board of
100 Royal Palm Way         Overseers, Babson College.
Palm Beach, FL
TRUSTEE                    Previous Positions: Representative,
Began serving: November    Commonwealth of Massachusetts
1991                       General Court; President, State
                           Street Bank and Trust Company and
                           State Street Corporation (retired);
                           Director, VISA USA and VISA
                           International; Chairman and
                           Director, Massachusetts Bankers
                           Association; Director, Depository
                           Trust Corporation; Director, The
                           Boston Stock Exchange.

                           Principal Occupations: Director or            $2,605.56                $163,350
Charles F. Mansfield,      Trustee of the Federated Fund
Jr.                        Complex; Management Consultant;
Birth Date: April 10,      Executive Vice President, DVC Group,
1945                       Inc. (marketing, communications and
80 South Road              technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                    Previous Positions: Chief Executive
Began serving: January     Officer, PBTC International Bank;
1999                       Partner, Arthur Young & Company
                           (now Ernst & Young LLP); Chief
                           Financial Officer of Retail Banking
                           Sector, Chase Manhattan Bank; Senior
                           Vice President, HSBC Bank USA
                           (formerly, Marine Midland Bank);
                           Vice President, Citibank; Assistant
                           Professor of Banking and Finance,
                           Frank G. Zarb School of Business,
                           Hofstra University.

John E. Murray, Jr.,       Principal Occupations: Director or           $ 2,605.56                $178,200
J.D., S.J.D.               Trustee of the Federated Fund
Birth Date: December 20,   Complex; Chancellor and Law
1932                       Professor, Duquesne University;
Chancellor, Duquesne       Consulting Partner, Mollica &
University                 Murray.
Pittsburgh, PA
TRUSTEE                    Other Directorships Held: Director,
Began serving: February    Michael Baker Corp. (engineering,
1995                       construction, operations and
                           technical services).

                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova
                           University School of Law.

                           Principal Occupations:  Director or          $ 2,368.67                $148,500
Marjorie P. Smuts          Trustee of the Federated Fund
Birth Date: June 21,       Complex; Public Relations/ Marketing
1935                       Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National
TRUSTEE                    Spokesperson, Aluminum Company of
Began serving: April 1984  America; television producer;
                           President, Marj Palmer Assoc.;
                           Owner, Scandia Bord.

                           Principal Occupations:  Director or          $ 2,368.67                $148,500
John S. Walsh              Trustee of the Federated Fund
Birth Date: November 28,   Complex; President and Director,
1957                       Heat Wagon, Inc. (manufacturer of
2604 William Drive         construction temporary heaters);
Valparaiso, IN             President and Director,
TRUSTEE                    Manufacturers Products, Inc.
Began serving: January     (distributor of portable
1999                       construction heaters); President,
                           Portable Heater Parts, a division of
                           Manufacturers Products, Inc.

                           Previous Position: Vice President,
                           Walsh & Kelly, Inc.

OFFICERS**

Name                                               Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
Date Service Began

                                                   Principal Occupations: Executive Vice President and Secretary
John W. McGonigle                                  of the Federated Fund Complex; Executive Vice President,
Birth Date: October 26, 1938                       Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: April 1984                          Previous Positions: Trustee, Federated Investment Management
                                                   Company and Federated Investment Counseling; Director,
                                                   Federated Global Investment Management Corp., Federated
                                                   Services Company and Federated Securities Corp.

                                                   Principal Occupations: Principal Financial Officer and
Richard J. Thomas                                  Treasurer of the Federated Fund Complex; Senior Vice President,
Birth Date: June 17, 1954                          Federated Administrative Services.
TREASURER
Began serving: November 1998                       Previous Positions: Vice President, Federated Administrative
                                                   Services; held various management positions within Funds
                                                   Financial Services Division of Federated Investors, Inc.

                                                   Principal Occupations: Vice Chairman or Vice President of some
Richard B. Fisher                                  of the Funds in the Federated Fund Complex; Vice Chairman,
Birth Date: May 17, 1923                           Federated Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: April 1984                          Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
                                                   President, Federated Investors, Inc. and Director and Chief
                                                   Executive Officer, Federated Securities Corp.

                                                   Principal Occupations: Chief Investment Officer of this Fund
Stephen F. Auth                                    and various other Funds in the Federated Fund Complex;
Birth Date: September 3, 1956                      Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER                           Federated Global Investment Management Corp., Federated
Began serving: November 2002                       Investment Management Company and Passport Research, Ltd.

                                                   Previous Positions: Senior Vice President, Global Portfolio
                                                   Management Services Division; Senior Vice President, Federated
                                                   Investment Management Company and Passport Research, Ltd;
                                                   Senior Managing Director and Portfolio Manager, Prudential
                                                   Investments.

                                                   Lawrence Auriana is Vice President of the Trust. Mr. Auriana
Lawrence Auriana                                   joined Federated in April 2001 as Co-Head of
Birth Date: January 8, 1944                        Investments/Federated Kaufmann. From August 1984 to April 2001,
VICE PRESIDENT                                     Mr. Auriana was President and Treasurer of Edgemont Asset
Began serving: November 2001                       Management Corp., and Chairman of the Board and Portfolio
                                                   Manager to The Kaufmann Fund, Inc. (predecessor to the
                                                   Federated Kaufmann Fund). Mr. Auriana earned a B.S. in
                                                   economics from Fordham University and has been engaged in the securities business since 1965.

                                                   James E. Grefenstette is Vice President of the Trust. Mr.
James E. Grefenstette                              Grefenstette joined Federated in 1992 and has been a Portfolio
Birth Date: November 7, 1962                       Manager since 1994. Mr. Grefenstette became a Senior Vice
VICE PRESIDENT                                     President of the Fund's Adviser in January 2000. He served as a
Began serving: November 1998                       Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst;
                                                   he received his M.S. in Industrial Administration from Carnegie
                                                   Mellon University.

                                                   Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined
Hans P. Utsch                                      Federated in April 2001 as Co-Head of Investments/Federated
Birth Date: July 3, 1936                           Kaufmann. From August 1984 to April 2001, Mr. Utsch was
VICE PRESIDENT                                     Chairman of the Board and Secretary of Edgemont Asset
Began serving: November 2001                       Management Corp., and President and Portfolio Manager to The
                                                   Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann
                                                   Fund). Mr. Utsch graduated from Amherst College and holds an
                                                   M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter that comes  before  Duquesne''s  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                   Committee                      Committee Functions                                        Meetings Held
                   Members                                                                                   During Last
Board Committee                                                                                              Fiscal Year
Executive                                         In between meetings of the full Board, the                 One
                   John F. Donahue                Executive Committee generally may exercise all the
                   John E. Murray, Jr.,           powers of the full Board in the management and
                   J.D., S.J.D.                   direction of the business and conduct of the
                                                  affairs of the Trust in such manner as the
                                                  Executive Committee shall deem to be in the best
                                                  interests of the Trust.  However, the Executive
                                                  Committee cannot elect or remove Board members,
                                                  increase or decrease the number of Trustees, elect
                                                  or remove any Officer, declare dividends, issue
                                                  shares or recommend to shareholders any action
                                                  requiring shareholder approval.

Audit                                             The Audit Committee reviews and recommends to the          Four
                   Thomas G. Bigley               full Board the independent auditors to be selected
                   John T. Conroy, Jr.            to audit the Fund`s financial statements; meets
                   Nicholas P. Constantakis       with the independent auditors periodically to
                   Charles F. Mansfield, Jr.      review the results of the audits and reports the
                                                  results to the full Board; evaluates the
                                                  independence of the auditors, reviews legal and
                                                  regulatory matters that may have a material effect
                                                  on the financial statements, related compliance
                                                  policies and programs, and the related reports
                                                  received from regulators; reviews the Fund`s
                                                  internal audit function; reviews compliance with
                                                  the Fund's code of conduct/ethics; reviews
                                                  valuation issues; monitors inter-fund lending
                                                  transactions; reviews custody services and issues
                                                  and investigates any matters brought to the
                                                  Committee's attention that are within the scope of
                                                  its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2002
                                                                                    Aggregate
                                                                              Dollar Range of
                                                      Dollar Range of         Shares Owned in
Interested                                               Shares Owned     Federated Family of
Board Member Name                                             in Fund    Investment Companies
John F. Donahue                                         Over $100,000           Over $100,000
J. Christopher Donahue                                  Over $100,000           Over $100,000
Lawrence D. Ellis, M.D.                                     $1-$10,000          Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                      $10,001-$50,000           Over $100,000
John T. Conroy, Jr.                                              None           Over $100,000
Nicholas P. Constantakis                              $10,001-$50,000           Over $100,000
John F. Cunningham                                               None           Over $100,000
Peter E. Madden                                                  None           Over $100,000
Charles F. Mansfield, Jr.                                        None      $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                                None           Over $100,000
Marjorie P. Smuts                                     $10,001-$50,000           Over $100,000
John S. Walsh                                         $10,001-$50,000           Over $100,000


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.


As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract and  subadvisory  contract.  The Board's  decision to approve these  contracts  reflects the  exercise of its business  judgment on whether to continue the existing  arrangements.  During its review of these contracts,  the
Board  considers many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's and subadviser's
management   philosophy,   personnel,   and  processes;   the   preferences  and
expectations  of  Fund  shareholders  and  their  relative  sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its  shareholders  by the Federated  organization  in addition to investment advisory services; and the Fund's relationship to the Federated funds.


In assessing the Adviser's and subadviser's performance of its obligations,  the
Board also  considers  whether there has occurred a  circumstance  or event that would  constitute  a reason for it to not renew an  advisory  contract.  In this regard,  the  Board  is  mindful  of the  potential  disruptions  of the  Fund's operations and various risks,  uncertainties  and other effects that could occur as a result of a decision to  terminate  or not renew an advisory  contract.  In particular,  the Board  recognizes that most  shareholders  have invested in the
Fund on the strength of the Adviser's  industry  standing and  reputation and in the  expectation  that the  Adviser  will have a  continuing  role in  providing advisory services to the Fund.

The Board also considers the compensation  and benefits  received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated  organization and research  services received by the Adviser from brokers that execute fund trades,  as well as advisory fees. In this regard, the Board is aware that various courts have interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be  relevant  to an  Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the  performance  of the Fund; the
Adviser's  cost of providing the  services;  the extent to which the Adviser may realize  "economies  of scale" as the Fund grows larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates  as a result of the Adviser's relationship  with the Fund;  performance and expenses of comparable  funds; and
the extent to which the  independent  Board members are fully informed about all facts  bearing on the  Adviser's  service and fee.  The Fund's Board is aware of these  factors and takes them into account in its review of the Fund's  advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides research,  quantitative analysis,  equity trading and transaction settlement and certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Fund's  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts  managed by the Adviser.  All of the Fund's  trading in initial  public offerings ("IPO") will be done independently  from any other accounts.  Although the Fund also expects to engage in non-IPO trading  independently from any other accounts,  when the Fund and one or more of those  accounts  do  invest  in,  or dispose of, the same security,  available investments or opportunities for sales may be allocated  among the Fund and the account(s) in a manner  believed by the
Adviser to be equitable.  While the  coordination  and ability to participate in volume  transactions  may benefit the Fund, it is possible  that this  procedure could adversely  impact the price paid or received and/or the position  obtained or disposed of by the Fund. Conversely,  it is possible that independent trading activity by the Fund could  adversely  impact the prices paid or received and/or positions obtained or disposed of by the Fund.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


In all brokerage orders,  the Fund's managers seek the most favorable prices and executions.  Determining  what may  constitute  the  most  favorable  price  and execution  in a  brokerage  order  involves a number of factors,  including  the overall  direct net economic  result to the Fund  (involving  both price paid or received and any  commissions or other costs paid) and the efficiency with which the  transaction is effected.  The managers also consider the ongoing  brokerage and research services  provided to the Fund. The Fund will pay  broker-dealers a commission  for executing a particular  transaction  for the Fund that may be in excess of the amount of commission  those or other  broker-dealers  may normally charge other institutional  investors if the managers determine,  in good faith, that such commission is reasonable in relation to the value of the brokerage and research  services  provided  by such  broker-dealer,  viewed  in  terms  of the particular transaction or of the overall benefits to the Fund.

For the fiscal  year  ended,  October  31,  2003,  the Fund's  Adviser  directed brokerage  transactions  to  certain  brokers  due  to  research  services  they provided.  The total amount of these  transactions was  $4,763,608,874 for which the Fund paid $14,629,249 in brokerage commissions.


Kaufmann Fund Affiliated Brokerage

As  permitted  by  Section  17(e) of the 1940 Act and Rule  17e-1  there  under,
Bowling  Green  Securities  ("Bowling  Green") acted as a broker to the Kaufmann
Fund (prior to its reorganization  into the Fund) in connection with the sale of various  securities  traded on an  exchange.  Bowling  Green was an affiliate of
Messrs.  Utsch and Auriana;  Hans P. Utsch was the sole  shareholder  of Bowling
Green and Lawrence Auriana was a registered  representative thereof. Pursuant to conditions  and  procedures  adopted by the Board of  Directors  of the Kaufmann
Fund, in accordance with Rule 17e-1, the Kaufmann Fund's investment  adviser was required to ascertain that any commissions,  fees or other  remuneration paid to
Bowling  Green were  reasonable  and fair  compared to those of other brokers in connection with transactions involving similar securities purchased or sold on a securities  exchange during a comparable period of time.  Bowling Green does not act as a broker to the Fund.

Bowling Green was required to provide regular brokerage services to the Kaufmann
Fund at  competitive  rates that are in  accordance  with  Section  11(a) of the
Securities  Exchange Act of 1934.  The SEC is authorized to regulate or prohibit broker/dealers  such as Bowling Green from effecting  transactions in securities owned by an account  such as the Kaufmann  Fund,  over which the  principals  of
Bowling Green have  investment  discretion.  Bowling Green could not buy or sell portfolio  securities as a principal  from or to the Kaufmann Fund. The Kaufmann
Fund was also permitted to purchase underwritten securities during the existence of an  underwriting  syndicate of which Bowling  Green was a member,  subject to restrictions of applicable law and the Kaufmann Fund's policies.



The Board of the  Kaufmann  Fund  received  quarterly  reports,  prepared by the
Kaufmann Fund's  independent public  accountants,  to review the exchange trades executed  by  Bowling  Green  at the  end of  each  quarter,  and  reviewed  the appropriateness of the conditions and procedures on an annual basis.

The affiliations of Hans P. Utsch and Lawrence E. Auriana as: (1) a Director and
Officer of the Kaufmann Fund; (2) a 50% Shareholder and Officer of Edgemont; and
(3) a sole shareholder (Mr. Utsch) and affiliate (Mr. Auriana) of Bowling Green;
created,  for each of them,  an inherent  potential  conflict of  interest.  The
Kaufmann Fund's Directors,  who are not interested persons,  were aware of these potential  conflicts  and did not perceive them as  detrimental  to the Kaufmann
Fund.

ADMINISTRATOR


Federated  Administrative  Services  (FAS) a subsidiary of  Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to the Fund's  portfolio  investments  for a fee based on Fund assets plus out--of-
pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign  instruments  purchased by the Fund are held by foreign banks  participating  in a network  coordinated  by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated  Services Company,  through its registered  transfer agent subsidiary,
FSSC,  maintains all necessary  shareholder  records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


                                                 Year Ended         Year Ended        Period Ended
                                                 10/31/2003         10/31/2002        10/31/2001
Advisory Fee Earned                              $59,532,296        $51,846,168       $40,104,743
Advisory Fee Reduction                           6,180,168           5,420,829         3,959,878
Advisory Fee Reimbursement                       86,397              81,479            18,160
Sub-Advisory Fee                                 43,597,007          37,863,240        18,651,888
Sub-Advisory Fee Waiver                          0                   0                 0
Brokerage Commissions                            14,853,758          10,408,687        6,563,337
Administrative Fee                               3,141,520           2,736,022         1,341,673
12b-1 Fee:
 Class A Shares                                  1,081,902          --                --
 Class B Shares                                  3,991,593          --                --
 Class C Shares                                  1,347,529          --                --
 Class K Shares                                  3,750,728          --                --
Shareholder Services Fee:
 Class A Shares                                  1,649,916          --                --
 Class B Shares                                  1,152,011          --                --
 Class C Shares                                  472,309            --                --
 Class K Shares                                  6,991,129          --                --

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.  If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses  incurred by shareholders  who use the transfer  agent's  subaccounting facilities.


How Does the Fund Measure  Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences in the Fund's or any class of Shares''
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


The total  returns  shown for the Fund's  Class K Shares are those of the Fund's predecessor,  the Kaufmann Fund.  The Fund's Class A Shares,  Class B Shares and
Class C Shares are also those of the Kaufmann  Fund,  but have been  adjusted to reflect the sales charges or CDSC and expenses  applicable to that Class.  Total returns are given for the one-year, five-year and ten-year periods ended October
31, 2003.

Yield is given for the 30-day period ended October 31, 2003.

                                        30-Day Period          1 Year            5 Years        10 Years
Class A:
Total Return:
  Before Taxes                          NA                     30.81%            12.58%         12.63%
  After Taxes on Distributions          NA                     30.81%            9.09%          10.57%
  After Taxes on Distributions          NA                     2 0.02%           9.38%          10.33%
  and Sale of Shares
Yield                                   0.00%                  NA                NA             NA
                                        30-Day Period          1 Year            5 Years        10 Years
Class B:
Total Return:
  Before Taxes                          NA                     32.00%            13.10%         12.85%
  After Taxes on Distributions          NA                     32.00%            9.55%          10.79%
  After Taxes on Distributions          NA                     20.80%            9.84%          10.53%
  and Sale of Shares
Yield                                   0.00%                  NA                NA             NA
                                        30-Day Period          1 Year            5 Years        10 Years
Class C:
Total Return:
  Before Taxes                          NA                     35.13%            13.08%         12.59%
  After Taxes on Distributions          NA                     35.13%            9.57%          10.54%
  After Taxes on Distributions          NA                     22.84%            9.84%          10.31%
  and Sale of Shares
Yield                                   0.00%                  NA                NA             NA
                                        30-Day Period          1 Year            5 Years        10 Years
Class K:
Total Return:
  Before Taxes                          NA                     38.14%            13.97%         13.48%
  After Taxes on Distributions          NA                     38.14%            10.44%         11.40%
  After Taxes on Distributions          NA                     24.79%            10.60%         11.11%
  and Sale of Shares
Yield                                   0.00%                  NA                NA             NA


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Russell  Midcap Growth Index  measures the  performance  of those Russell Midcap companies with higher  price-to-book ratios and higher forecasted growth values.
The stocks are also members of the Russell 1000 Growth Index.

Russell 2000 Index measures the  performance of the 2,000 smallest  companies in the Russell 3000 Index,  which  represents  approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest  reconstitution,  the average market  capitalization was approximately $580 million; the median market capitalization was approximately $466 million.  The largest company in the index had an approximate market capitalization of $1.5 billion.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual Fund Values.  Mutual Fund Values,  which rates more than 1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

Consumer Price Index is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

Gross National  Product is a measure,  based on current  market  prices,  of the total of all goods and services  produced in the United States over a particular period of time, usually one year, with the amount expressed in dollars.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more than 31 years''  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer--assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

MUTUAL FUND MARKET

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.

FINANCIAL INFORMATION

The Financial  Statements for the Fund for the fiscal year ended October 31,2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Kaufmann Fund dated October 31, 2003.

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.

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Addresses

FEDERATED KAUFMANN FUND

Class A Shares
Class B Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

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Federated Equity Management Company of Pennsylvania

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Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated Investors]

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

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December 31, 2003

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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A mutual fund seeking to provide capital appreciation by investing primarily in equity securities of small-cap companies.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	10
How is the Fund Sold?	14
How to Purchase Shares	15
How to Redeem and Exchange Shares	17
Account and Share Information	20
Who Manages the Fund?	21
Legal Proceedings	23
Financial Information	24

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in the stocks of small companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000 Index (which had a market capitalization range of $27.57 million to $2.11 billion as of November 28, 2003) or the Standard & Poor's Small Cap 600 Index (which had a market capitalization range of $35.94 million to $4.43 billion as of November 28, 2003). Up to 25% of the Fund's net assets may be invested in foreign securities. The Adviser's and Sub-Adviser (collectively, "Adviser") process for selecting investments is bottom-up and growth-oriented.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund's Fees and Expenses?

FEDERATED KAUFMANN SMALL CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B or Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	1.425%	1.425%	1.425%
Distribution (12b-1) Fee	0.250%[3]	0.750%	0.750%
Shareholder Services Fee	0.250%	0.250%	0.250%
Other Expenses	0.320%	0.320%	0.320%
Total Annual Fund Operating Expenses	2.245%	2.745%[4]	2.745%

1 Although not contractually obligated to do so, the adviser and distributor will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ended October 31, 2004.

Total Waivers of Fund Expenses	0.295%	0.245%	0.245%
Total Actual Annual Fund Operating Expenses (after waivers)[5]	1.950%	2.500%	2.500%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) is expected to be 1.180% for the fiscal year ending October 31, 2004.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending October 31, 2004.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

5 The Actual Annual Fund Operating Expenses (after waivers) for the Fund's Class A, Class B and Class C Shares were 1.950%, 2.500% and 2.500%, respectively, for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$765	$1,213	$1,686	$2,988
Expenses assuming no redemption	$765	$1,213	$1,686	$2,988
Class B:
Expenses assuming redemption	$828	$1,252	$1,652	$2,956
Expenses assuming no redemption	$278	$ 852	$1,452	$2,956
Class C:
Expenses assuming redemption	$475	$ 943	$1,537	$3,145
Expenses assuming no redemption	$375	$ 943	$1,537	$3,145

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What are the Fund's Investment Strategies?

In seeking to meet its investment objective, the Fund invests primarily in the stocks of small companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 25% of the Fund's net assets may be invested in foreign securities. The Adviser's process for selecting investments is bottom-up and growth-oriented. When deciding which securities to buy the Fund considers:

  the growth prospects of existing products and new product development;
  the economic outlook of the industry;
  the price of the security and its estimated fundamental value; and
  relevant market, economic and political environments.

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The Fund's Adviser and Sub-Adviser use a bottom-up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which the Fund invests.

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The Fund assesses individual companies from the perspective of a long-term investor. The Adviser seeks to purchase stocks of companies that it believes:

  are profitable and leaders in the industry;
  have distinct products and services which address substantial markets;
  can rapidly grow annual earnings over the next three to five years; or
  have superior proven management and solid balance sheets.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker-dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities.

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Because the Fund refers to small capitalization investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the fund to normally invest less than 80% of its assets in investments in small companies. For purposes of this limitation, small companies will be defined as companies with market capitalizations similar to companies in the Russell 2000 Index (which had a market capitalization range of $27.57 million to $2.11 billion as of November 28, 2003) or the Standard & Poor's Small Cap 600 Index (which had a market capitalization range of $35.94 million to $4.43 billion as of November 28, 2003). Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to temporarily fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ILLIQUID SECURITIES

Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities

The Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

SPECIAL TRANSACTIONS

Securities Lending

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash, U.S. Treasury obligations or other liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  The Adviser attempts to limit currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities that are not traded, such as certain illiquid securities, may be valued at fair value as determined by the Fund's Board of Trustees (Board). These values are based upon regular evaluation of all available information. They are changed only when new information is determined to have a material affect on the security's value.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

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Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  by you, your spouse, and your children under age 21; or
  of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.) The sales charge will be eliminated when you purchase Shares:
  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;

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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV, or as a Federated Life Member (Class A Shares only) and their immediate family members; or

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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC) an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

The Adviser has delegated daily management of the Fund to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Correspondence regarding the Sub-Adviser should be sent in care of the same address.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Lawrence Auriana

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Lawrence Auriana has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as
Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Aash M. Shah

Aash M. Shah has been the Fund's Portfolio Manager since December 2002. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since January 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. Mr. Shah is a Chartered Financial Analyst.

John Ettinger

John Ettinger was named a portfolio manager of the Fund in October 2003. Mr. Ettinger has been an investment analyst with the Fund's Adviser since April 2001. He served as an investment analyst with Edgemont Asset Management Corp. from 1996 to 2001. Mr. Ettinger is a Chartered Financial Analyst. He earned a B.A. in Economics from Duke University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.425% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.


Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.21)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.28
TOTAL FROM INVESTMENT OPERATIONS	7.07
Net Asset Value, End of Period	$17.07

Total Return[3]	70.70%

Ratios to Average Net Assets:

Expenses	1.95%[4]

Net operating loss	(1.67)%[4]

Expense waiver/reimbursement[5]	0.85%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$121,125

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 10/31/2003 [1]
		Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.33
TOTAL FROM INVESTMENT OPERATIONS	7.04
Net Asset Value, End of Period	$17.04

Total Return[3]	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.22)%[4]

Expense waiver/reimbursement[5]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$43,390

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 10/31/2003 [1]
		Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net operating loss	(0.29)[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.33
TOTAL FROM INVESTMENT OPERATIONS	7.04
Net Asset Value, End of Period	$17.04

Total Return[3]	70.40%

Ratios to Average Net Assets:

Expenses	2.50%[4]

Net operating loss	(2.22)%[4]

Expense waiver/reimbursement[5]	0.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$47,696

Portfolio turnover	70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

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Federated Kaufmann Small Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com


Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 314172636
Cusip 314172628
Cusip 314172610

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28057 (12/03)

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FEDERATED KAUFMANN SMALL CAP FUND

A Portfolio of Federated Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

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DECEMBER 31, 2003

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CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

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This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the  prospectus  for Federated  Kaufmann Small Cap Fund
(Fund),  dated December 31, 2003. This SAI  incorporates by reference the Fund's
Annual  Report.  Obtain the  prospectus or the Annual Report  without  charge by calling 1--800-341-7400.

CONTENTS
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure  Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
28061 (12/03)

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end,  management  investment  company that was established  under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate  series of shares  representing  interests  in separate  portfolios  of securities.

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The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).  This
SAI relates to all classes of Shares. The Fund's investment adviser is Federated
Equity  Management  Company  of  Pennsylvania  and  the  Fund's  sub-adviser  is
Federated Global Investment Management Corp. (collectively,  the Adviser). Prior to January 1, 2004,  Federated  Investment  Management  Company  was  investment adviser to the Fund.  Both the current Adviser and the former Adviser are wholly owned subsidaries of Federated Investors, Inc. (Federated).

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Securities in Which the Fund Invests

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities  represent a share of an issuer's  earnings and assets,  after the issuer  pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common  stocks are the most  prevalent  type of equity  security.  Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified  dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate  in dividends  and  distributions  paid on common  stock.  Preferred stocks may also  permit the issuer to redeem the stock.  The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited  partnerships,  limited liability  companies,  business trusts and companies  organized  outside the United States may issue  securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs  are real  estate  investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants  give the Fund the option to buy the issuer's  equity  securities  at a specified price (the exercise price) at a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund invests.

TREASURY SECURITIES

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

The  Fund  treats  mortgage  backed  securities  guaranteed  by GSEs  as  agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

CONVERTIBLE SECURITIES

Convertible  securities are fixed income securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Fund  treats  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

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FOREIGN SECURITIES

Foreign  securities  are  securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Derivative Contracts

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Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

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Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate,  stock market,  currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts.

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Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

o    Buy  call  options  on  indices,  individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation  of an  increase  in the  value  of the  underlying  asset  or instrument; and

o    Write  call  options  on  indices,  portfolio  securities,  index  futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from  premiums,  and in  anticipation  of a decrease or only limited increase in the value of the  underlying  asset.  If a call  written by the
     Fund is exercised,  the Fund foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.

Put Options

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

o    Buy  put  options  on  indices,   individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation of a decrease in the value of the underlying asset; and

o    Write  put  options  on  indices,  portfolio  securities,   index  futures,
     currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums,  and in  anticipation  of an increase or only limited decrease in the value of the underlying  asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options,  as needed, to close out existing option positions.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated  principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same principal  amount,  for a specific period.
For  example,  a $10  million  LIBOR  swap  would  require  one party to pay the equivalent of the London Interbank Offer Rate of interest (which  fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps

Total  rate of return  swaps  are  contracts  in which one party  agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps

Credit default swaps are agreements  between two parties  whereby one party (the
"protection  buyer")  agrees  to make  regular  payments  over  the  term of the
agreement  to  another  party  (the  "protection  seller"),   provided  that  no
designated  event of default on an underlying  obligation  has  occurred.  If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference  obligation.  The fund may be either the  protection  buyer or the protection  seller in a credit  default swap. If the fund is a protection  buyer and no event of default occurs,  the fund will lose its entire investment in the swap  agreement  (i.e.,  An amount equal to the payments made to the  protection seller).  However, if an event of default occurs, the fund (as protection buyer)
will deliver the  underlying  obligation and receive a payment equal to the full notional value of the  underlying  asset,  even though the underlying  asset may have  little or no value.  If the fund is the  protection  seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement.  However,  if an event of default occurs, the fund (as protection seller) will pay the  protection  buyer the full notional value of the reference obligation and receive the underlying  obligation.  Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.

Currency Swaps

Currency  swaps are contracts  which provide for interest  payments in different currencies. The parties might agree to exchange the notional principal amount as well.

Caps And Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (Cap) or below  (Floor) a certain level in return for a fee from the other party.

Hybrid Instruments

Hybrid  instruments  combine  elements  of  derivative  contracts  with those of another security  (typically a fixed income  security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also  include  convertible  securities  with  conversion  terms  related  to  an underlying asset or benchmark.

The risks of investing in hybrid instruments  reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid  instrument may entail significant  risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater  interest rate risks than traditional  instruments.  Moreover, depending on the structure of the particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.

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DEPOSITARY RECEIPTS

Depositary  receipts  represent  interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs) are not traded in the United States.  ADRs provide a way to buy shares of foreign- based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to  convert  U.S.  dollars  into the  currency  needed to buy a foreign security,  or to convert  foreign  currency  received from the sale of a foreign security into U.S.  dollars,  the Fund may enter into spot currency trades. In a spot trade,  the Fund agrees to exchange one currency for another at the current exchange  rate.  The Fund may also enter into  derivative  contracts  in which a foreign  currency  is an  underlying  asset.  The  exchange  rate  for  currency derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign  government  securities  generally  consist of fixed  income  securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

Foreign   government   securities  also  include  fixed  income   securities  of
quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a  counterparty  default.  These  transactions  create  leverage risks.

Securities Lending

The Fund may lend portfolio  securities to borrowers  that the Fund's  custodian deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks. These transactions may create leverage risks.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures  approved by the Fund''s Board,  and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in the  exemption,  which  are  designed  to assure  fairness  and  protect  all participating funds.

For example,  inter-fund  lending is  permitted  only:  (a) to meet  shareholder redemption requests;,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days or  less.  The  Fund''s participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Illiquid Securities

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The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities  are  securities  for which there is no readily  available  market or securities  with legal or contractual  restrictions.  These may include  private placements,  repurchase  agreements  maturing  in  more  than  seven  days,  and securities  eligible  for resale under Rule 144A of the  Securities  Act of 1933
("1933 Act").  Rule 144A allows  certain  qualified  institutional  investors to trade privately placed securities  despite the fact that such securities are not registered  under the 1933 Act. In deciding whether to purchase such securities, the Fund, acting pursuant to guidelines approved by the Board, will consider the frequency  of such  trades  and  quotes,  the number of  dealers  and  potential purchasers,  dealer  undertakings to make a market, the nature of the securities and the marketplace trades.


Borrowing for Leverage

The Fund may borrow from banks for  temporary  or emergency  purposes,  clearing transactions or for other investment purposes.  Borrowing to purchase securities is a speculative practice known as leveraging, which increases stock market risk by  magnifying  the  effect of any  change  in the  market  value of the  Fund's portfolio.  Interest paid on any borrowed  funds may have the effect of lowering the Fund's return. In addition, the Fund may have to sell the securities when it would normally keep them in order to make interest payments.

Short Sales

The Fund may make  short  sales of  securities  listed  on one or more  national exchanges or on the Nasdaq Stock  Market.  A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the stock's price.  Once the Fund sells the security  short, it has an obligation to replace the  borrowed  security.  If it can buy the security  back at a lower  price,  a profit results.  In no event will the Fund engage in short sales transactions if it would cause the market  value of all of the Fund's  securities  sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be  shorted  by the Fund is  limited to the lesser of 2% of the value of the
Fund's net assets or 2% of the  securities of any class of the issuer.  The Fund may also "sell short against the box," i.e., the Fund owns securities  identical to those sold  short.  Short  sales  against  the box are not subject to the 25%
limitation.  A capital gain is recognized immediately upon entering into a short sale against the box with respect to an  appreciated  security.  Short sales are speculative in nature, and may reduce returns or increase volatility.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally  recognized rating services.  For example,  Standard & Poor's, a rating service, assigns ratings to investment grade  securities  (AAA,  AA,  A, and BBB)  based  on  their  assessment  of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security.  Lower credit ratings correspond to higher credit risk. If a security  has not  received  a rating,  the Fund must rely  entirely  upon the
Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the
Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Stock Market Risks

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o    The value of equity  securities in the Fund's portfolio will rise and fall.
     These  fluctuations  could be a sustained trend or a drastic movement.  The
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

o    The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which could have a negative  effect on the
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    Over-the-counter   (OTC)  derivative   contracts  generally  carry  greater
     liquidity risk than exchange-traded contracts.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States.  Foreign  companies may also receive less coverage than U.S.
     companies by market analysts and the financial press. In addition,  foreign countries may lack uniform  accounting,  auditing and  financial  reporting standards or regulatory requirements comparable to those applicable to U.S.
     companies.  These  factors  may  prevent  the  Fund  and its  Adviser  from obtaining  information  concerning  foreign  companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Fund's investments.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investors Service.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Fund must rely entirely  upon the Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities

o    Securities  rated  below  investment  grade,  also  known  as  junk  bonds, generally entail greater market, credit and liquidity risks than investment grade  securities.  For example,  their prices are more volatile,  economic downturns and financial  setbacks may affect their prices more  negatively, and their trading market may be more limited.

Currency Risks

o    Exchange  rates for  currencies  fluctuate  daily.  Foreign  securities are normally  denominated and traded in foreign  currencies.  As a result,  the value of the Fund's foreign  investments and the value of the shares may be affected  favorably or  unfavorably  by changes in currency  exchange rates relative to the U.S. dollar.

o    The Adviser attempts to limit currency risk by limiting the amount the Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Investing in Derivatives Contracts and Hybrid Instruments

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts  and  hybrid  instruments  in which  the Fund invests may not be correlated  with changes in the value of the  underlying asset or if they are  correlated,  may move in the opposite  direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable  price  movements in portfolio holdings.  Third, there is a risk that derivatives  contracts and hybrid  instruments may be mispriced or improperly valued and, as a result, the Fund may need to make  increased  cash  payments  to the  counterparty.
     Finally,  derivative contracts and hybrid instruments may cause the Fund to realize  increased  ordinary income or short-term  capital gains (which are treated as  ordinary  income for  Federal  income tax  purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative contracts and hybrid  instruments may also involve other risks described in this  prospectus,  such as interest  rate,  credit,  liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE

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The  Fund's  investment  objective  is  to  provide  capital  appreciation.  The investment  objective may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent permitted under the Investment  Company Act of 1940 ("1940
Act").

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Commodities

For  purposes  of  the  commodities  limitation,   investments  in  transactions
involving  futures  contracts  and options,  forward  currency  contracts,  swap transactions  and other  financial  contracts that settle by payment of cash are not deemed to be investments in commodities.

Pledging Assets

The Fund will not mortgage,  pledge,  or hypothecate  any assets,  provided that this  shall not apply to the  transfer  of  securities  in  connection  with any
permissible  borrowings  or  to  collateral   arrangements  in  connection  with
permissible activities.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of its policies and limitations the Fund considers  certificates of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings and loan having capital,  surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.

To conform to the current view of the SEC that only  domestic  bank  instruments may  be  excluded  from  industry  concentration  limitations,  as a  matter  of non-fundamental  policy, the Fund will not exclude foreign bank instruments from industry  concentration  limits  as long as the  policy  of the SEC  remains  in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive  purposes.  The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the concentration restriction: (1) utility companies will be divided according to their services,  for example,  gas, gas transmission,  electric and telephone  will each be considered a separate  industry;  (2) financial  service companies will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance will each be considered  a  separate  industry;  and (3)  asset-  backed  securities  will be classified according to the underlying assets securing such securities.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:


o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such  exchanges.  Options traded in the OTC market are generally valued  according to the mean between the last bid and the last asked price for the  option as  provided  by an  investment  dealer or other  financial institution that deals in the option. The Board may determine in good faith that another  method of valuing such  investments  is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value
(NAV),  the Fund values  foreign  securities at the latest  closing price on the exchange on which they are traded  immediately prior to the closing of the NYSE.
Certain  foreign  currency  exchange  rates may also be determined at the latest rate prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign currencies are  translated  into U.S.  dollars at current  rates.  Occasionally, events that affect these values and exchange  rates may occur  between the times at which  they are  determined  and the  closing  of the  NYSE.  If such  events materially  affect the value of portfolio  securities,  these  securities may be valued at their fair  value as  determined  in good  faith by the Fund's  Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's  NAV per Share  fluctuates  and is based on the  market  value of all securities  and other  assets of the Fund.  The NAV for each class of Shares may differ due to the  variance in daily net income  realized  by each  class.  Such variance  will reflect only  accrued net income to which the  shareholders  of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.


Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)


You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:


o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Reorganizations (Class A Shares)

Class  A  Shares  may be  purchased  without  an  initial  sales  charge  by any shareholder  that  originally  became a shareholder  of the Fund pursuant to the terms of an agreement and plan of reorganization  which permits  shareholders to acquire shares at NAV.

Purchases Through Omnibus Accounts (Class C Shares Only)

Class C Shares may be purchased  without an initial sales charge by any investor
who  buys  Class  C  Shares   through  an  omnibus   account  with  a  financial
intermediary,  such as a broker or a bank,  that does not  accept or charge  the initial sales charge.


Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:


o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:


o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.

To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then  calculated  using the share  price at the time of  purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best- efforts basis.

FRONT-END SALES CHARGE REALLOWANCES


The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

                                                   Dealer Reallowance as a
                                                   percentage of Public Offering
Purchase Amount                                    Price
Less than $50,000                                  5.00%
$50,000 but less than $100,000                     4.00%
$100,000 but less than $250,000                    3.25%
$250,000 but less than $500,000                    2.25%
$500,000 but less than $1 million                  1.80%
$1 million or greater                              0.00%

                                                   Dealer Reallowance
                                                   as a Percentage of
                                                   Public Offering Price

All Purchase Amounts                               1.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                         Advance Commission
                                         as a Percentage of
Purchase Amount                          Public Offering Price
First $1 million - $5 million            0.75%
Next $5 million - $20 million            0.50%
Over $20 million                         0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

Class B Shares
                                                 Advance Commission
                                                 as a Percentage of
                                                 Public Offering
                                                 Price
All Purchase Amounts                             Up to 5.50%

Class C Shares
                                                  Advance Commission
                                                  as a Percentage of
                                                  Public Offering
                                                  Price
All Purchase Amounts                              1.00%

RULE 12B-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES)

As a  compensationt-type  plan,  the  Rule  12b-1  Plan is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares
such  as  advertising,   and  marketing  of  Shares   (including   printing  and
distributing  prospectuses and sales literature to prospective  shareholders and financial institutions) and providing incentives to investment  professionals to sell  Shares.  The Rule  12b-1 Plan  allows the  Distributor  to  contract  with investment  professionals  to perform  activities  covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example,  it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing  cash for  orderly  portfolio  management  and Share  redemptions  and possibly helping to stabilize or reduce other operating  expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by  providing  a range of  options  to  investors.The  Fund's service  providers  that  receive  asset-based  fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.


Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals or to Federated  Shareholder Services Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.

In addition to these supplemental payments, an investment  professional may also receive payments under the Rule 12b-1 Plan and/or Service Fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially, or both, 5% or more of outstanding Class A Shares: Carey & Co,
Columbus, OH, owned approximately, 860,026 Shares (11.52%), FTC Co., Denver, CO, owned  approximately  591,350 Shares (7.92%) and Trukan & Co,  Wichita,  KS,
owned approximately 385,129 Shares (5.16%).

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both,  5% or more of  outstanding  Class B  Shares:  Citigroup
Global Markets Inc., New York,  NY, owned  approximately  244,335 Shares (8.48%)
and MLPF&S, Jacksonville, FL, owned approximately 165,608 Shares (5.75%).

As  of  December  1,  2003,   the  following   shareholders   owned  of  record,
beneficially,  or both,  5% or more of  outstanding  Class C  Shares:  Citigroup
Global Markets Inc., New York, NY, owned  approximately  635,953 Shares (18.80%)
and MLPF&S, Jacksonville, FL, owned approximately 337,737 Shares (9.98%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally  consists solely of the income generated by the securities in the  portfolio,  whereas tax- basis income  includes,  in addition,  gains or losses attributable to currency fluctuation.  Due to differences in the book and tax treatment of fixed-income  securities denominated in foreign currencies,  it is difficult to project currency effects on an interim basis.  Therefore, to the
extent  that  currency   fluctuations  cannot  be  anticipated,   a  portion  of
distributions to shareholders  could later be designated as a return of capital, rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If the Fund  invests  in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented  by stock or  securities  of  foreign  corporations,  the Fund  will qualify for  certain  Code  provisions  that allow its  shareholders  to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust comprises seven portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 138 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes: Banknorth Funds -four portfolios; Golden
Oak(R) Family of Funds seven portfolios and WesMark Funds-five portfolios.

As of December 1, 2003, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES/ BACKGROUND AND COMPENSATION

Name                                   Principal Occupation(s) for Past Five       Aggregate                Total Compensation
Birth Date                             Years, Other Directorships Held and         Compensation             From Trust and
Address                                Previous Position(s)                        From Fund                Federated Fund Complex
Positions Held with Trust                                                          (past fiscal             (past calendar year)
Date Service Began                                                                 year)+
                                       Principal Occupations: Chairman and            $0                            $0
John F. Donahue*                       Director or Trustee of the Federated
Birth Date: July 28, 1924              Fund Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE                   Federated Investors, Inc.
Began serving: April 1984

                                       Previous Positions: Trustee,
                                       Federated Investment Management
                                       Company and Chairman and Director,
                                       Federated Investment Counseling.

                                       Principal Occupations: Principal                    $0                            $0
J. Christopher Donahue*                Executive Officer and President of
Birth Date: April 11, 1949             the Federated Fund Complex; Director
PRESIDENT AND TRUSTEE                  or Trustee of some of the Funds in
Began serving: January 2000            the Federated Fund Complex;
                                       President, Chief Executive Officer
                                       and Director, Federated Investors,
                                       Inc.; Chairman and Trustee, Federated
                                       Investment Management Company;
                                       Trustee, Federated Investment
                                       Counseling; Chairman and Director,
                                       Federated Global Investment
                                       Management Corp.; Chairman, Passport
                                       Research, Ltd.; Trustee, Federated
                                       Shareholder Services Company;
                                       Director, Federated Services Company.

                                       Previous Positions: President,
                                       Federated Investment Counseling;
                                       President and Chief Executive
                                       Officer, Federated Investment
                                       Management Company, Federated Global
                                       Investment Management Corp. and
                                       Passport Research, Ltd.

                                       Principal Occupations: Director or                  $0                         $148,500
Lawrence D. Ellis, M.D.*               Trustee of the Federated Fund
Birth Date: October 11, 1932           Complex; Professor of Medicine,
3471 Fifth Avenue                      University of Pittsburgh; Medical
Suite 1111                             Director, University of Pittsburgh
Pittsburgh, PA                         Medical Center Downtown;
TRUSTEE                                Hematologist, Oncologist and
Began serving: August 1987             Internist, University of Pittsburgh
                                       Medical Center.

                                       Other Directorships Held: Member,
                                       National Board of Trustees, Leukemia
                                       Society of America.

                                       Previous Positions: Trustee,
                                       University of Pittsburgh; Director,
                                       University of Pittsburgh Medical
                                       Center.

* Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with  Federated  and its  subsidiaries.  Lawrence  D.  Ellis,  M.D. is
"interested"  because  his  son-in-law  is  employed  by  the  Fund's  principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                                   Principal Occupation(s) for Past Five       Aggregate                Total Compensation
Birth Date                             Years, Other Directorships Held and         Compensation             From Trust and
Address                                Previous Position(s)                        From Fund                Federated Fund Complex
Positions Held with Trust                                                          (past fiscal             (past calendar year)
Date Service Began                                                                 year)+

                                   Principal Occupation: Director or                  $0                   $163,350
Thomas G. Bigley                   Trustee of the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail                Other Directorships Held: Director,
Pittsburgh, PA                     Member of Executive Committee,
TRUSTEE                            Children's Hospital of Pittsburgh;
Began serving: October 1995        Director, University of Pittsburgh.

                                   Previous Position: Senior Partner,
                                   Ernst & Young LLP.

                                   Principal Occupations: Director or                 $0                   $163,350
John T. Conroy, Jr.                Trustee of the Federated Fund Complex;
Birth Date: June 23, 1937          Chairman of the Board, Investment
Grubb & Ellis/Investment       Properties Corporation; Partner or
Properties Corporation             Trustee in private real estate
3838 North Tamiami Trail           ventures in Southwest Florida.
Suite 402
Naples, FL                         Previous Positions: President,
TRUSTEE                            Investment Properties Corporation;
Began serving: November 1991       Senior Vice President, John R. Wood
                                   and Associates, Inc., Realtors;
                                   President, Naples Property Management,
                                   Inc. and Northgate Village Development
                                   Corporation.

                                   Principal Occupation: Director or                  $0                   $163,350
Nicholas P. Constantakis           Trustee of the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive                Other Directorships Held: Director and
Pittsburgh, PA                     Member of the Audit Committee, Michael
TRUSTEE                            Baker Corporation (engineering and
Began serving: February 1998       energy services worldwide).

                                   Previous Position: Partner, Anderson
                                   Worldwide SC.

                                   Principal Occupation: Director or                  $0                   $148,500
John F. Cunningham                 Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                  Other Directorships Held: Chairman,
Palm Beach, FL                     President and Chief Executive Officer,
TRUSTEE                            Cunningham & Co., Inc. (strategic
Began serving: January 1999        business consulting); Trustee
                                   Associate, Boston College.

                                   Previous Positions: Director, Redgate
                                   Communications and EMC Corporation
                                   (computer storage systems); Chairman
                                   of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc.;
                                   President and Chief Operating Officer,
                                   Wang Laboratories; Director, First
                                   National Bank of Boston; Director,
                                   Apollo Computer, Inc.

                                   Principal Occupation: Director or                  $0                   $148,500
Peter E. Madden                    Trustee of the Federated Fund Complex;
Birth Date: March 16, 1942         Management Consultant.
One Royal Palm Way
100 Royal Palm Way                 Other Directorships Held: Board of
Palm Beach, FL                     Overseers, Babson College.
TRUSTEE
Began serving: November 1991       Previous Positions: Representative,
                                   Commonwealth of Massachusetts General
                                   Court; President, State Street Bank
                                   and Trust Company and State Street
                                   Corporation (retired); Director, VISA
                                   USA and VISA International; Chairman
                                   and Director, Massachusetts Bankers
                                   Association; Director, Depository
                                   Trust Corporation; Director, The
                                   Boston Stock Exchange.

                                   Principal Occupations: Director or                 $0                   $163,350
Charles F. Mansfield, Jr.          Trustee of the Federated Fund Complex;
Birth Date: April 10, 1945         Management Consultant; Executive Vice
80 South Road                      President, DVC Group, Inc. (marketing,
Westhampton Beach, NY              communications and technology) (prior
TRUSTEE                            to 9/1/00).
Began serving: January 1999
                                   Previous Positions: Chief Executive
                                   Officer, PBTC International Bank;
                                   Partner, Arthur Young & Company
                                   (now Ernst & Young LLP); Chief
                                   Financial Officer of Retail Banking
                                   Sector, Chase Manhattan Bank; Senior
                                   Vice President, HSBC Bank USA
                                   (formerly, Marine Midland Bank); Vice
                                   President, Citibank; Assistant
                                   Professor of Banking and Finance,
                                   Frank G. Zarb School of Business,
                                   Hofstra University.

John E. Murray, Jr., J.D.,         Principal Occupations: Director or                 $0                   $178,200
S.J.D.                             Trustee of the Federated Fund Complex;
Birth Date: December 20, 1932      Chancellor and Law Professor, Duquesne
Chancellor, Duquesne               University; Consulting Partner,
University                         Mollica & Murray.
Pittsburgh, PA
TRUSTEE                            Other Directorships Held: Director,
Began serving: February 1995       Michael Baker Corp. (engineering,
                                   construction, operations and technical
                                   services).

                                   Previous Positions: President,
                                   Duquesne University; Dean and
                                   Professor of Law, University of
                                   Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova University
                                   School of Law.

                                   Principal Occupations:  Director or                $0                   $148,500
Marjorie P. Smuts                  Trustee of the Federated Fund Complex;
Birth Date: June 21, 1935          Public Relations/Marketing
4905 Bayard Street                 Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                            Previous Positions: National
Began serving: April 1984          Spokesperson, Aluminum Company of
                                   America; television producer;
                                   President, Marj Palmer Assoc.; Owner,
                                   Scandia Bord.

                                   Principal Occupations:  Director or                $0                   $148,500
John S. Walsh                      Trustee of the Federated Fund Complex;
Birth Date: November 28, 1957      President and Director, Heat Wagon,
2604 William Drive                 Inc. (manufacturer of construction
Valparaiso, IN                     temporary heaters); President and
TRUSTEE                            Director, Manufacturers Products, Inc.
Began serving: January 1999        (distributor of portable construction
                                   heaters); President, Portable Heater
                                   Parts, a division of Manufacturers
                                   Products, Inc.

                                   Previous Position: Vice President,
                                   Walsh & Kelly, Inc.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

OFFICERS**

Name                                               Principal Occupation(s) and Previous.Position(s)
Birth Date
Address
Positions Held with Trust

Date Service Began

                                                   Principal Occupations: Executive Vice President and Secretary of
John W. McGonigle                                  the Federated Fund Complex; Executive Vice President, Secretary
Birth Date: October 26, 1938                       and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: April 1984                          Previous Positions: Trustee, Federated Investment Management
                                                   Company and Federated Investment Counseling; Director, Federated
                                                   Global Investment Management Corp., Federated Services Company
                                                   and Federated Securities Corp.

                                                   Principal Occupations: Principal Financial Officer and Treasurer
Richard J. Thomas                                  of the Federated Fund Complex; Senior Vice President, Federated
Birth Date: June 17, 1954                          Administrative Services.
TREASURER
Began serving: November 1998                       Previous Positions: Vice President, Federated Administrative
                                                   Services; held various management positions within Funds
                                                   Financial Services Division of Federated Investors, Inc.

                                                   Principal Occupations: Vice Chairman or Vice President of some of
Richard B. Fisher                                  the Funds in the Federated Fund Complex; Vice Chairman, Federated
Birth Date: May 17, 1923                           Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: April 1984                          Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
                                                   President, Federated Investors, Inc. and Director and Chief
                                                   Executive Officer, Federated Securities Corp.

                                                   Principal Occupations: Chief Investment Officer of this Fund and
Stephen F. Auth                                    various other Funds in the Federated Fund Complex; Executive Vice
Birth Date: September 3, 1956                      President, Federated Investment Counseling, Federated Global
CHIEF INVESTMENT OFFICER                           Investment Management Corp., Federated Investment Management
Began serving: November 2002                       Company and Passport Research, Ltd.

                                                   Previous Positions: Senior Vice President, Global Portfolio
                                                   Management Services Division; Senior Vice President, Federated
                                                   Investment Management Company and Passport Research, Ltd.; Senior
                                                   Managing Director and Portfolio Manager, Prudential Investments.

                                                   Lawrence Auriana is Vice President of the Trust. Mr. Auriana
Lawrence Auriana                                   joined Federated in April 2001 as Co-Head of Investments/
Birth Date: January 8, 1944                        Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana
VICE PRESIDENT                                     was President and Treasurer of Edgemont Asset Management Corp.,
Began serving: November 2001                       and Chairman of the Board and Portfolio Manager to The Kaufmann
                                                   Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr.
                                                   Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
                                                   ------------------------------------------------------------------

                                                   James E. Grefenstette is Vice President of the Trust. Mr.
James E. Grefenstette                              Grefenstette joined Federated in 1992 and has been a Portfolio
Birth Date: November 7, 1962                       Manager since 1994. Mr. Grefenstette became a Senior Vice
VICE PRESIDENT                                     President of the Fund's Adviser in January 2000. He served as a
Began serving: November 1998                       Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he
                                                   received his M.S. in Industrial Administration from Carnegie
                                                   Mellon University.

                                                   Hans P. Utsch.is Vice President of the Trust. Mr. Utsch joined
Hans P. Utsch                                      Federated in April 2001 as Co-Head of Investments/ Federated
Birth Date: July 3, 1936                           Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman
VICE PRESIDENT                                     of the Board and Secretary of Edgemont Asset Management Corp.,
Began serving: November 2001                       and President and Portfolio Manager to The Kaufmann Fund, Inc.
                                                   (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia
                                                   University. He has been engaged in the securities business since
                                                   1962.


**   Officers do not receive any compensation  from the Fund. Thomas R. Donahue,
     Chief Financial Officer, Vice President,  Treasurer and Assistant Secretary
     of  Federated  and an  officer of its  various  advisory  and  underwriting subsidiaries,  has  served as a Term  Member on the Board of  Directors  of
     Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
     E. Murray,  Jr., an Independent Trustee of the Fund, served as President of
     Duquesne from 1988 until his  retirement  from that  position in 2001,  and became  Chancellor  of Duquesne on August 15, 2001. It should be noted that
     Mr. Donahue abstains on any matter that comes before Duquesne''s Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

                      Committee                    Committee Functions                                   Meetings Held
                      Members                                                                            During Last
Board Committee                                                                                          Fiscal Year
Executive                                          In between meetings of the full Board, the            One
                      John F. Donahue              Executive Committee generally may exercise all
                      John E. Murray, Jr.,         the powers of the full Board in the management
                      J.D., S.J.D.                 and direction of the business and conduct of
                                                   the affairs of the Trust in such manner as the
                                                   Executive Committee shall deem to be in the
                                                   best interests of the Trust.  However, the
                                                   Executive Committee cannot elect or remove
                                                   Board members, increase or decrease the number
                                                   of Trustees, elect or remove any Officer,
                                                   declare dividends, issue shares or recommend
                                                   to shareholders any action requiring
                                                   shareholder approval.

Audit                                              The Audit Committee reviews and recommends to         Four
                      Thomas G. Bigley             the full Board the independent auditors to be
                      John T. Conroy, Jr.          selected to audit the Fund`s financial
                      Nicholas P.                  statements; meets with the independent
                      Constantakis                 auditors periodically to review the results of
                      Charles F. Mansfield,        the audits and reports the results to the full
                      Jr.                          Board; evaluates the independence of the
                                                   auditors, reviews legal and regulatory matters
                                                   that may have a material effect on the
                                                   financial statements, related compliance
                                                   policies and programs, and the related reports
                                                   received from regulators; reviews the Fund;s
                                                   internal audit function; reviews compliance
                                                   with the Fund's code of conduct/ethics;
                                                   reviews valuation issues; monitors inter- fund
                                                   lending transactions; reviews custody services
                                                   and issues and investigates any matters
                                                   brought to the Committee's attention that are
                                                   within the scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2002
                                                                                          Aggregate
                                                                                    Dollar Range of
                                                      Dollar Range of               Shares Owned in
Interested                                               Shares Owned           Federated Family of
Board Member Name                                             in Fund          Investment Companies
John F. Donahue                                                  None                 Over $100,000
J. Christopher Donahue                                           None                 Over $100,000
Lawrence D. Ellis, M.D.                                          None                 Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                 None                 Over $100,000
John T. Conroy, Jr.                                              None                 Over $100,000
Nicholas P. Constantakis                             $10,001-$50,000                  Over $100,000
John F. Cunningham                                               None                 Over $100,000
Peter E. Madden                                                  None                 Over $100,000
Charles F. Mansfield, Jr.                                        None            $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                                None                 Over $100,000
Marjorie P. Smuts                                                None                 Over $100,000
John S. Walsh                                                    None                 Over $100,000


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.


The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract.  The Board's decision to approve the contract  these  contracts  reflects the  exercise of its  business  judgment on whether to continue the existing arrangements. During its review of the contract these  contracts,  the Board considers many factors,  among the most material of which are:  the Fund's  investment  objectives  and long term  performance;  the
Adviser's and subadviser's management philosophy,  personnel, and processes; the
preferences   and   expectations  of  Fund   shareholders   and  their  relative
sophistication; the continuing state of competition in the mutual fund industry;
comparable  fees in the mutual fund industry;  the range and quality of services provided  to the Fund and its  shareholders  by the  Federated  organization  in addition to investment  advisory  services;  and the Fund's  relationship to the
Federated funds.


In assessing the Adviser's and subadviser's performance of its obligations,  the
Board also  considers  whether there has occurred a  circumstance  or event that would  constitute  a reason for it to not renew an  advisory  contract.  In this regard,  the  Board  is  mindful  of the  potential  disruptions  of the  Fund's operations and various risks,  uncertainties  and other effects that could occur as a result of a decision to  terminate  or not renew an advisory  contract.  In particular,  the Board  recognizes that most  shareholders  have invested in the
Fund on the strength of the Adviser's  industry  standing and  reputation and in the  expectation  that the  Adviser  will have a  continuing  role in  providing advisory services to the Fund.

The Board also considers the compensation  and benefits  received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated  organization and research  services received by the Adviser from brokers that execute fund trades,  as well as advisory fees. In this regard, the Board is aware that various courts have interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be  relevant  to an  Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the  performance  of the Fund; the
Adviser's  cost of providing the  services;  the extent to which the Adviser may realize  "economies  of scale" as the Fund grows larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates as a result of the Adviser''s relationship  with the Fund;  performance and expenses of comparable  funds; and
the extent to which the  independent  Board members are fully informed about all facts  bearing on the  Adviser's  service and fee.  The Fund's Board is aware of these  factors and takes them into account in its review of the Fund's  advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides research,  quantitative analysis,  equity trading and transaction settlement and certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Fund's  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.


Investment  decisions  for the Fund are made  independently  from those of other accounts  managed by the Adviser.  All of the Fund's  trading in initial  public offerings ("IPO") will be done independently  from any other accounts.  Although the Fund also expects to engage in non-IPO trading  independently from any other accounts,  when the Fund and one or more of those  accounts  do  invest  in,  or dispose of, the same security,  available investments or opportunities for sales may be allocated  among the Fund and the account(s) in a manner  believed by the
Adviser to be equitable.  While the  coordination  and ability to participate in volume  transactions  may benefit the Fund, it is possible  that this  procedure could adversely  impact the price paid or received and/or the position  obtained or disposed of by the Fund. Conversely,  it is possible that independent trading activity by the Fund could  adversely  impact the prices paid or received and/or positions obtained or disposed of by the Fund.

Research Services

Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal  year  ended,  October  31,  2003,  the Fund's  Adviser  directed brokerage  transactions  to  certain  brokers  due  to  research  services  they provided.  The total amount of these transactions was $157,902,633 for which the
Fund paid $698,956 in brokerage commissions.

ADMINISTRATOR

Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                     Average Aggregate Daily
Maximum Administrative Fee           Net Assets of the Federated Funds
0.150 of 1%                          on the first $5 billion
0.125 of 1%                          on the next $5 billion
0.100 of 1%                          on the next $10 billion
0.075 of 1%                          on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign  instruments  purchased by the Fund are held by foreign banks  participating  in a network  coordinated  by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated  Services Company,  through its registered  transfer agent subsidiary,
FSSC,  maintains all necessary  shareholder  records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Period Ended October 31                               2003
Advisory Fee Earned                                           $684,620
Advisory Fee Reduction                                        $317,694
Advisory Fee Reimbursement                                    $407
Sub-Advisory Fee                                              $315,608
Sub-Advisory Fee Waiver                                       0
Brokerage Commissions                                         $715,999
Administrative Fee                                            $92,753
12b-1 Fee:
 Class A Shares                                               $55,171
 Class B Shares                                               $73,029
 Class C Shares                                               $80,406
Shareholder Services Fee:
 Class A Shares                                               $68,964
 Class B Shares                                               $24,343
 Class C Shares                                               $26,802

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE  PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.


Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences in the Fund's or any class of Shares''
expenses; and various other factors.


Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total  returns are given for the Start of  Performance  period ended October 31,
2003.

Yield is given for the 30-day period ended October 31, 2003.

                                   30-Day Period            Start of
                                                            Performance on
                                                            December 18, 2002
Class A Shares
Total Return
  Before Taxes                     NA                       61.34%
  After Taxes on                   NA                       61.34%
  Distributions
  After Taxes on                   NA                       39.87%
  Distributions and Sale
  of Shares
Yield                              NA                       NA

                                          30-Day Period              Start of
                                                                     Performance on
                                                                     December 18, 2002
Class B Shares
Total Return
  Before Taxes                            NA                         64.90%
  After Taxes on Distributions            NA                         64.90%
  After Taxes on Distributions            NA                         42.19%
  and Sale of Shares
Yield                                     NA                         NA

                                          30-Day Period              Start of
                                                                     Performance on
                                                                     December 18, 2002
Class C Shares
Total Return
  Before Taxes                            NA                         67.72%
  After Taxes on Distributions            NA                         67.72%
  After Taxes on Distributions            NA                         44.02%
  and Sale of Shares
Yield                                     NA                         NA

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When  Shares  of a Fund  are in  existence  for less  than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Russell 2000 Index measures the  performance of the 2,000 smallest  companies in the  Russell  3000  Index,  which  represents  approximately  8% of  the  market capitalization of the Russell 3000 Index. As of the latest  reconstitution,  the average market  capitalization was approximately $490 million; the median market
capitalization  was  approximately   $395  million.   The  index  had  a  market
capitalization range of approximately $10 million to $1.94 billion.

Russell  2000 Growth  Index  measures  the  performance  of those  Russell  2000 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's 600 Small  Capitalization Index (S&P Small Cap 600) is
an  unmanaged  index of 600 small  capitalization  common  stocks  with a market capitalization  generally  ranging  between $34 million  and $3.0  billion.  The index, monitored by Standard & Poor's Corporation,  is cited as an indicator of small capitalization stock performance.

Value  Line  Mutual  Fund  Survey,  published  by Value Line  Publishing,  Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price,  current yield,  risk, total return,  and average rate of return (average annual  compounded  growth rate) over specified time periods for the mutual fund industry.

Financial publications.  The Wall Street Journal, Business Week, Changing Times,
Financial  World,  Forbes,  Fortune and Money magazines,  among  others--provide performance statistics over specified time periods.

Lipper  Analytical  Services,  Inc.  Ranks funds in various fund  categories  by making  comparative  calculations  using total return.  Total return assumes the reinvestment of all capital gains  distributions  and income dividends and takes into account any change in net asset value over a specified period of time.

Lipper Small Company  Growth Fund Average is an average of the total returns for
312 growth funds tracked by Lipper  Analytical  Services,  Inc., an  independent mutual fund rating service.

Lipper Small Company  Growth Fund Index is an average of the net  asset-valuated total  returns  for the top 30 small  company  growth  funds  tracked  by Lipper
Analytical Services, Inc., an independent mutual fund rating service.

Morningstar,  Inc.  An  independent  rating  service,  is the  publisher  of the bi-weekly Mutual Fund Values,  which rates more than 1,000 NASDAQ-listed  mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Wilshire 5000 Equity Index  consists of nearly 5,000 common  equity  securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total  returns of funds  whose  portfolios  are  invested primarily in common stocks.

Wilshire  Small Cap Index  contains 250  companies  screened out of the Wilshire
1750 for their size, sector and trading characteristics. The Index rebalances on a calendar quarter basis and companies are replaced regularly.

Strategic Insight Small Company Growth Funds Index consists of mutual funds that invest primarily in companies below $750 million in total market capitalization.

Standard  &  Poor's  Daily Stock Price Index of 500 Common  Stocks  (S&P
500).  The  S&P  500 is a  composite  index of common  stocks  in  industry, transportation,  and  financial  and public  utility  companies.  Can be used to compare to the total returns of funds whose portfolios are invested primarily in common  stocks.  In  addition,  the  S&P 500  assumes  reinvestments  of all dividends  paid  by  stocks  listed  on its  index.  Taxes  due on any of  these distributions  are not included,  nor are brokerage or other fees  calculated in the S&P figures.

Strategic  Insight Mutual Fund Research and  Consulting,  ranks funds in various fund categories by making  comparative  calculations  using total return.  Total return assumes the  reinvestment of all capital gains  distributions  and income dividends  and takes into account any change in net asset value over a specified period of time.  From time to time,  the Fund will quote its  Strategic  Insight ranking in the "growth funds" category in advertising and sales literature.

Mutual Fund Source Book, published by Morningstar,  Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

Value Line  Composite  Index,  consists of  approximately  1,700  common  equity securities.  It is based on a geometric average of relative price changes of the component stocks and does not include income.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity  funds  totaling  approximately
$16.2 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating $59.4 billion and
$6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2002,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2002,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

MUTUAL FUND MARKET

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2003 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Kaufmann Small Cap Fund dated October 31, 2003.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING  DEFINITIONS

AAA --Highest  credit  quality.  'AAA' ratings denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA --Very high credit  quality.  'AA' ratings  denote a very low  expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic  conditions  more  likely to impair this  capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business  or  financial  may be  available  to allow  financial commitments  to be met.  Securities  rated in this  category are not  investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited margin of remains.  Financial  commitments are currently being  met;  however,  capacity  for  continued  payment  is  contingent  upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.


Addresses

FEDERATED KAUFMANN SMALL CAP FUND

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Equity Management Company of Pennsylvania

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


PART C.    OTHER INFORMATION.

Item 23.    Exhibits
            (a)   (i)      Conformed copy of Amended and Restated Declaration
                           of Trust of the Registrant; (12)
                  (ii)     Conformed copy of Amendment No. 8 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (19)
                  (iii)    Conformed copy of Amendment No. 9 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (21)
                  (iv)     Conformed copy of Amendment No. 10 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (21)
                  (v)      Conformed copy of Amendment No. 11 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (21)
                  (vi)     Conformed copy of Amendment No. 12 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (23)
                  (vii)    Conformed copy of Amendment No. 13 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (23)
                  (viii)   Conformed copy of Amendment No. 14 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (24)
                  (ix)     Conformed copy of Amendment No. 15 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (24)
                  (x)      Conformed copy of Amendment No. 16 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (24)
                  (xi)     Conformed copy of Amendment No. 17 of the Amended
                           and Restated Declaration of the Trust of the
                           Registrant; (24)
                  (xii)    Conformed copy of Amendment No. 18 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (25)
                  (xiii)   Conformed copy of Amendment No. 19 of the Amended
                           and Restated Declaration of Trust of the
                           Registrant; (29)
            (b)   (i)      Copy of Amended and Restated By-Laws of the
                           Registrant; (12)
                  (ii)     Copy of Amendment No. 5 to Amended and Restated
                           By-Laws of the Registrant; (18)
                  (iii)    Copy of Amendment No. 6 to Amended and Restated
                           By-Laws of the Registrant; (18)
                  (iv)     Copy of Amendment No. 7 to Amended and Restated
                           By-Laws of the Registrant; (18)
                  (v)      Copy of Amendment No. 8 to Amended and Restated
                           By-Laws of the Registrant; (24)
                  (vi)     Copy of Amendment No. 9 to Amended and Restated
                           By-Laws of the Registrant; (29)
            (c)   (i)      Copy of Specimen Certificate for Shares of
                           Beneficial Interest of the Registrant (Federated
                           Small Cap Strategies Fund); (7)
                  (ii)     Copy of Specimen Certificate for Shares of
                           Beneficial Interest of the Registrant (Federated
                           Growth Strategies Fund); (8)
                  (iii)    Copy of Specimen Certificate for Shares of
                           Beneficial Interest of the Registrant (Federated
                           Capital Appreciation Fund); (9)
            (d)   (i)      Conformed copy of Investment Advisory Contract of
                           the Registrant (Federated Growth Strategies Fund);
                           (5)
                  (ii)     Conformed copy of Investment Advisory Contract on
                           behalf of the Registrant, which includes Exhibits A
                           and B for Federated Small Cap Strategies Fund and
                           Federated Capital Appreciation Fund, respectively;
                           (10)
                  (iii)    Conformed copies of Exhibits D & E for Federated
                           Large Cap Growth Fund and Federated Communications
                           Technology Fund, respectively; (19)
                  (iv)     Conformed copy of Exhibit G to the Investment
                           Advisory Contract for Federated Kaufmann Fund; (23)
                  (v)      Conformed copy of Exhibit I to the Investment Advisory Contract for Federated
                           Market Opportunity Fund; (23)
                  (vi)     Conformed copy of Amendment to Investment Advisory
                           Contract of the Registrant; (23)
                  (vii)    Conformed copy of Sub-Advisory Agreement for
                           Federated Kaufmann Fund, which includes Exhibit A,
                           dated December 1, 2001; (23)
                  (viii)   Conformed copy of Sub-Advisory Agreement for
                           Federated Kaufmann Small Cap Fund, which includes
                           Exhibit A, dated December 1, 2002; (24)
                  (ix)     Conformed copy of Exhibit J to the Investment
                           Advisory Contract for Federated Kaufmann Small Cap
                           Fund; (24)
                  (x)      Conformed copy of Exhibit A to the Sub-Advisory
                           Contract for Federated Large-Cap Growth Fund; (28)
            (e)   (i)      Conformed copy of Distributor's Contract of the
                           Registrant; (10)
                  (ii)     Conformed copies of Exhibits D and F to the
                           Distributor's Contract for Federated Growth
                           Strategies Fund, (Class A and C Shares); (10)
                  (iii)    Conformed copies of Exhibits G and I to the
                           Distributor's Contract for Federated Capital
                           Appreciation Fund, (Class A and C Shares); (10)
                  (iv)     Conformed copy of Distributor's Contract (Class B
                           Shares); (16)
                  (v)      Conformed copies of Exhibits M and N to the
                           Distributor's Contract for Federated Large Cap
                           Growth Fund, (Class A and C Shares); (19)
                  (vi)     Conformed copies of Exhibits O and P to the
                           Distributor's Contract for Federated Communications
                           Technology Fund, (Class A and C Shares); (19)
                  (vii)    Conformed copy of Exhibits S & T to the
                           Distributor's Contract for for Federated Market
                           Opportunity Fund (Class A and Class C Shares); (22)
                  (viii)   Conformed copy of Exhibit U to the Distributor's
                           Contract for Federated Kaufmann Fund (Class K
                           Shares); (23)
                  (ix)     Conformed copy of Exhibits V & W to the
                           Distributor's Contract for Federated Kaufmann Fund
                           and Federated Large Cap Tech Fund (Class A and
                           Class C Shares); (22)
                  (x)      Conformed copy of Amendment to the Distributor's
                           Contract of the Registrant; (23)
                  (xi)     Conformed copy of Exhibit X to the Distributor's
                           Contract for Federated Kaufmann Small Cap Fund
                           (Class A Shares); (24)
                  (xii)    Conformed copy of Exhibit Y to the Distributor's
                           Contract for  Federated Kaufmann Small Cap Fund
                           (Class C Shares); (24)
                  (xiii)   Conformed copy of Exhibit Z to the Distributor's
                           Contract for Federated Capital Appreciation Fund
                           Class K Shares; (28)
                  (xiv)    The Registrant hereby incorporates the conformed
                           copy of the specimen Mutual Funds Sales and Service
                           Agreement; Mutual Funds Service Agreement; and Plan
                           Trustee/Mutual Funds Service Agreement from Item
                           24(b)(6) of the Cash Trust Series II Registration
                           Statement on Form N-1A, filed with the Commission
                           on July 24, 1995. (File No. 33-38550 and 811-6269)
            (f)            Not applicable;
            (g)   (i)      Conformed Copy of the Custodian Agreement of the
                           Registrant; (6)
                  (ii)     Conformed copy of Custodian Fee Schedule; (15)
            (h)   (i)      Conformed copy of Amended and Restated Agreement
                           for Fund Accounting Services, Administrative
                           Services, Shareholder Transfer Agency Services and
                           Custody Services Procurement; (17)
                  (ii)     Conformed copy of Amendment to Agreement for Fund
                           Accounting Services, Administrative Services,
                           Shareholder Transfer Agency Services and Custody
                           Services Procurement; (23)
                  (iii)    Conformed copy of Principal Shareholder Service's
                           Agreement (Class B Shares); (16)
                  (iv)     Conformed copy of Exhibit 1 to the Principal
                           Shareholder Service's Agreement (Class B Shares);
                           (23)
                  (v)      Conformed copy of Shareholder Services Agreement
                           (Class B Shares); (16)
                  (vi)     Conformed copy of Exhibit 1 to the Shareholder
                           Services Agreement (Class B Shares); (23)
                  (vii)    The Registrant hereby incorporates by reference the
                           conformed copy of the Shareholder Services
                           Sub-Contract between Fidelity and Federated
                           Shareholder Services from Item 24(b)(9)(iii) of the
                           Federated GNMA Trust Registration Statement on Form
                           N-1A, filed with the Commission on March 25, 1996
                           (File Nos. 2-75670 and 811-3375).
                  (viii)   The Registrant hereby incorporates the conformed
                           copy of the Second Amended and Restated Services
                           Agreement from Item (h)(v) of the Investment Series
                           Funds, Inc. Registration Statement on Form N-1A
                           filed with the Commission on January 23, 2002,
                           (File Nos. 33-48847 and 811-07021).
                  (ix)     The responses described in Item 23(e)(xiii) are
                           hereby incorporated  by reference.
            (i)            Conformed copy of the Opinion and Consent of
                           Counsel regarding legality of shares being
                           registered; (6)
            (j)            Conformed copy of Consent of Independent Auditors;
                           (+)
            (k)            Not Applicable;
            (l)            Conformed copy of Initial Capital Understanding; (2)
            (m)   (i)      Conformed Copy of Distribution Plan of the
                           Registrant; (10)
                  (ii)     Conformed copy of Exhibit E to the Distribution
                           Plan for Federated Growth Strategies Fund, (Class C
                           Shares); (10)
                  (iii)    Conformed copies of Exhibit F and H to the
                           Distribution Plan for Federated Capital
                           Appreciation Fund, (Class A and C Shares); (10)
                  (iv)     The responses described in Item 23(e)(xiii) are
                           hereby incorporated by reference;
                  (v)      Conformed copy of Amendment to the Distribution
                           Contract (Class B Shares); (23)
                  (vi)     Conformed copies of Exhibit L for Federated Large
                           Cap Growth Fund (Class A and Class C), Exhibit M,
                           Exhibit N & O for Federated Communications
                           Technology Fund (Class A and Class C) to the
                           Distribution Plan; (19)
                  (vii)    Conformed copy of Exhibit D to Registrant's
                           Distribution Plan for Class B Shares of Federated
                           Growth Strategies Fund; (22)
                  (viii)   Conformed copy of Exhibit G to Registrant's
                           Distribution Plan for Class B Shares of Federated
                           Capital Appreciation Fund; (22)
                  (ix)     Conformed copy of Exhibits R & S to the
                           Distribution Plan for Federated Market Opportunity
                           Fund (Class A and Class C Shares); (22)
                  (x)      Conformed copy of Exhibit T to the Distribution
                           Plan for Federated Kaufmann Fund (Class K Shares);
                           (22)
                  (xi)     Conformed copy of Exhibits U & V to the
                           Distribution Plan for Federated Kaufmann Fund and
                           Federated Large Cap Tech Fund (Class A and Class C
                           Shares); (22)
                  (xii)    Conformed copy of Exhibits W & X to the
                           Distribution Plan for Federated Kaufmann Small Cap
                           Fund (Class A and Class C Shares); (24)
                  (xiii)   Conformed copy of Exhibit Y to the Distribution
                           Plan for Federated Capital Appreciation Fund Class
                           K Shares; (28)
            (n)            The Registrant hereby incorporates the
                           conformed copy of the Multiple Class
                           Plan from Item (n) of the Federated Income
                           Securities Trust Registration Statement on Form
                           N-1A, filed with the Commission on June 30, 2003.
                           (File Nos. 33-3164 and 811-4577).
                  (i)      Conformed copy of Class K Shares Exhibit to
                           Multiple Class Plan; (28)
            (o)   (i)      Conformed copy of Power of Attorney of the
                           Registrant;(19)
                  (ii)     Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (24)
                  (iii)    Conformed copy of Power of Attorney of Trustee of
                           the Registrant; (19)
                  (iv)     Conformed copy of Limited Power of Attorney; (27)
            (p)            The Registrant hereby incorporates the conformed
                           copy of the Code of Ethics for Access Persons from
                           Item 23(p) of the Federated Institutional Trust
                           Registration Statement on Form N-1A filed with the
                           Commission on September 30, 2003. (File Nos.
                           33-54445 and 811-7193).
_______________________________________________
2.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed February 28, 1985.  (File Nos.
      2-91090 and 811-4017)
5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed December 29, 1994.  (File Nos.
      2-91090 and 811-4017)
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed June 30, 1995.  (File Nos. 2-91090 and 811-4017)
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 22 on Form N-1A filed July 17, 1995.  (File Nos. 2-91090 and 811-4017)
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed August 31, 1995.  (File Nos. 2-91090 and 811-4017)
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed September 12, 1995.  (File Nos.
      2-91090 and 811-4017)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed June 11, 1996.  (File Nos. 2-91090 and 811-4017)
14.   Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 29 on Form N-1A filed May 29, 1997.  (File Nos. 2-910090 and 811-4017)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed October 30, 1997.  (File Nos.
      2-91090 and 811-4017)
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos.
      2-91090 and 811-4017)
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos.
      2-91090 and 811-4017)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos.
      2-91090 and 811-4017)
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 50 on Form N-1A filed December 29, 2000.  (File Nos.
      2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 52 on Form N-1A filed March 20, 2001.  (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 51 on Form N-1A filed December 27, 2001.  (File Nos.
      2-91090 and 811-4017)
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos.
      2-91090 and 811-4017)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and
      811-4017)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 60 on Form N-1A filed February 27, 2003. (File Nos. 2-91090 and
      811-4017)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 61 on Form N-1A filed March 31, 2003. (File Nos. 2-91090 and
      811-4017)
28.   Response is incorporated by reference to Registrant's Amendment No. 55 on Form
      N-1A filed September 22, 2003. (File No. 811-4017)
29.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and
      811-4017)

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None.

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:
            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
Vice Presidents:                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Diane R. Startari
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
Assistant Vice Presidents:                      Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones
                  Money Market Fund; Federated Adjustable Rate Securities Fund;
                  Federated American Leaders Fund, Inc.; Federated Core Trust;
                  Federated Core Trust II, L.P.; Federated Equity Funds;
                  Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Premier Intermediate
                  Municipal Income Fund; Federated Premier Municipal Income
                  Fund; Federated Short-Term Municipal Trust; Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total Return Series,
                  Inc.; Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; MTB Group of Funds; Regions Morgan
                  Keegan Select Funds and SouthTrust Funds.
         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
Vice Presidents:              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                                                  (Notices should
                                    be sent to the                 Agent for
                                    Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company           Federated Investors Tower
("Administrator")                    1001 Liberty Avenue
                                     Pittsburgh, PA  15222-3779

Federated Investment                 Federated Investors Tower Management
Company ("Adviser")       1001 Liberty Avenue
                                     Pittsburgh, PA  15222-3779

Federated Global
Investment Management Corp.          c/o Federated Investors Tower
("Sub-Adviser to Federated Kaufmann  1001 Liberty Avenue
Small Cap Fund and FKAUF and          Pittsburgh, PA  15222-3779
Federated Large Cap Growth Fund")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

 Item 30.   Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the
Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 5th day of
January 2004.

                  FEDERATED EQUITY FUNDS

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  January 5, 2004

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                   DATE

By: /s/ Todd P. Zerega                  Attorney In Fact      January 5, 2004
    Todd P. Zerega                      For the Persons
    ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                        Chairman and Trustee

Christopher Donahue*                    President and Trustee
                                        (Principal Executive Officer)

Richard J. Thomas*                      Treasurer
                                        1(Principal Financial Officer)

Stephen F. Auth*                        Chief Investment Officer

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

Nicholas P. Constantakis*               Trustee

John F. Cunningham*                     Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee

*By Power of Attorney